PORTFOLIO OF INVESTMENTS
as of January 31, 2026 (Unaudited)

Voya Global Bond Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES : 21.3%
Australia : 0.4%
12,000  BHP Billiton Finance
USA Ltd., 5.125%,
02/21/2032 $ 12,419
0.0
8,000  BHP Billiton Finance
USA Ltd., 5.250%,
09/08/2030 8,331
0.0
3,000  BHP Billiton Finance
USA Ltd., 5.250%,
09/08/2033 3,105
0.0
12,000
(1)
CSL Finance PLC,
4.050%,
04/27/2029 11,976
0.0
271,000
(1)
NBN Co. Ltd., 2.500%,
01/08/2032 244,983
0.3
9,000  Rio Tinto Finance
USA PLC, 5.000%,
03/14/2032 9,267
0.0
14,000  Woodside Finance
Ltd., 5.400%,
05/19/2030 14,411
0.1
12,000  Woodside Finance
Ltd., 5.700%,
05/19/2032 12,563
0.0
317,055
0.4
Belgium : 0.0%
8,000  Anheuser-Busch
InBev Worldwide, Inc.,
4.375%,
04/15/2038 7,569
0.0
Canada : 1.3%
25,000
(1)
1011778 BC ULC /
New Red Finance,
Inc., 4.000%,
10/15/2030 23,868
0.0
8,000
(2)
Algonquin Power &
Utilities Corp., 5.365%,
06/15/2026 8,037
0.0
24,000
(2)
Bank of Montreal,
4.640%,
09/10/2030 24,343
0.0
15,000
(2)
Bank of Nova Scotia,
4.740%,
11/10/2032 15,140
0.0
30,000
(1)
Bombardier, Inc.,
7.250%,
07/01/2031 31,887
0.1
19,000  Brookfield Asset
Management Ltd.,
5.298%,
01/15/2036 18,981
0.0
29,000  Canadian National
Railway Co., 4.200%,
03/12/2031 28,909
0.1
17,000  Canadian National
Railway Co., 4.750%,
11/12/2035 16,996
0.0
25,000  Canadian Natural
Resources Ltd.,
5.400%,
12/15/2034 25,453
0.0
5,000  Canadian Pacific
Railway Co., 2.875%,
11/15/2029 4,807
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Canada: (continued)
20,000
(1)
Capstone Copper
Corp., 6.750%,
03/31/2033 $ 20,736
0.0
30,000
(1)
Cascades, Inc. /
Cascades USA, Inc.,
5.375%,
01/15/2028 29,989
0.1
11,000
(1)
Constellation
Software, Inc./Canada,
5.158%,
02/16/2029 11,196
0.0
20,000
(1)
Element Fleet
Management Corp.,
5.643%,
03/13/2027 20,322
0.0
238,000
(1)
Federation des
Caisses Desjardins
du Quebec, 5.250%,
04/26/2029 245,692
0.3
31,000  Fortis, Inc./Canada,
3.055%,
10/04/2026 30,791
0.1
253,000  National Bank of
Canada, 5.600%,
12/18/2028 263,899
0.3
25,000
(1)
Northriver Midstream
Finance L.P., 6.750%,
07/15/2032 25,453
0.1
80,000
(1)
NOVA Chemicals
Corp., 7.000%,
12/01/2031 85,722
0.1
1,000  Nutrien Ltd., 5.875%,
12/01/2036 1,053
0.0
45,000
(1)(3)
Open Text Holdings,
Inc., 4.125%,
12/01/2031 40,467
0.1
12,000
(2)
Royal Bank of
Canada, 4.650%,
10/18/2030 12,178
0.0
8,000
(2)
Royal Bank of
Canada, 4.696%,
08/06/2031 8,105
0.0
5,000
(2)
Royal Bank of
Canada, 4.969%,
08/02/2030 5,122
0.0
8,000
(2)
Royal Bank of
Canada, 5.153%,
02/04/2031 8,248
0.0
9,000  Royal Bank of
Canada, 5.200%,
08/01/2028 9,283
0.0
9,000  Toronto-Dominion
Bank, 5.298%,
01/30/2032 9,399
0.0
11,000
(3)
Toronto-Dominion
Bank, 5.523%,
07/17/2028 11,399
0.0
14,000
(2)
TransCanada
PipeLines Ltd.,
7.000%,
06/01/2065 14,476
0.0
1,051,951
1.3

PORTFOLIO OF INVESTMENTS
as of January 31, 2026 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Chile : 0.7%
200,000
(1)(2)
Banco del Estado
de Chile, 7.950%,
12/31/2199 $ 213,038
0.3
195,501
(1)
Chile Electricity Lux
Mpc II Sarl, 5.580%,
10/20/2035 201,757
0.2
200,000
(1)(2)
Sociedad Quimica y
Minera de Chile SA,
5.625%,
04/22/2056 200,095
0.2
614,890
0.7
Colombia : 0.2%
180,000  Ecopetrol SA, 8.375%,
01/19/2036 186,723
0.2
France : 0.0%
15,000  TotalEnergies Capital
USA LLC, 4.569%,
01/13/2033 15,007
0.0
20,000  TotalEnergies Capital
USA LLC, 4.857%,
01/13/2036 19,896
0.0
34,903
0.0
Germany : 1.2%
5,000
(1)
BMW US Capital LLC,
5.050%,
03/21/2030 5,131
0.0
175,000  Deutsche Bank AG/
New York NY, 5.414%,
05/10/2029 181,959
0.2
150,000
(1)
Mercedes-Benz
Finance North
America LLC, 4.800%,
08/01/2029 153,002
0.2
215,000
(1)
Volkswagen Group of
America Finance LLC,
5.250%,
03/22/2029 220,045
0.3
205,000
(1)
Volkswagen Group of
America Finance LLC,
5.300%,
03/22/2027 207,540
0.2
200,000
(1)
Volkswagen Group of
America Finance LLC,
6.450%,
11/16/2030 214,443
0.3
982,120
1.2
Japan : 0.4%
26,000  Honda Motor Co. Ltd.,
4.688%,
07/08/2030 26,294
0.1
14,000  Honda Motor Co. Ltd.,
5.337%,
07/08/2035 14,292
0.0
215,000  Sumitomo Mitsui
Financial Group, Inc.,
5.424%,
07/09/2031 224,649
0.3
25,000  Toyota Motor Corp.,
4.450%,
06/30/2030 25,280
0.0
290,515
0.4
Mexico : 0.5%
200,000
(1)(2)
Cemex SAB de CV,
7.200%,
12/31/2199 210,100
0.3
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Mexico: (continued)
198,334
(1)
CFE Fibra E, 5.875%,
09/23/2040 $ 196,946
0.2
407,046
0.5
Morocco : 0.3%
250,000
(1)
OCP SA, 6.750%,
05/02/2034 268,448
0.3
Netherlands : 0.7%
250,000
(1)(2)
Cooperatieve
Rabobank UA,
5.710%,
01/21/2033 263,291
0.3
355,000  ING Groep NV,
4.050%,
04/09/2029 354,378
0.4
617,669
0.7
Norway : 0.2%
53,000  Equinor ASA, 4.500%,
09/03/2030 53,652
0.1
80,000  Equinor ASA, 4.750%,
11/14/2035 79,445
0.1
133,097
0.2
Peru : 0.4%
80,000
(1)(2)
Banco de Credito del
Peru S.A., 6.450%,
07/30/2035 83,700
0.1
200,000
(1)
Hunt Oil Co. of
Peru LLC Sucursal
Del Peru, 7.750%,
11/05/2038 219,725
0.3
303,425
0.4
South Africa : 0.2%
200,000
(1)
Bidvest Group
UK PLC, 6.200%,
09/17/2032 204,261
0.2
Switzerland : 0.2%
200,000
(1)(2)
UBS Group AG,
4.751%,
05/12/2028 201,651
0.2
United Kingdom : 1.6%
14,000  Astrazeneca Finance
LLC, 4.900%,
02/26/2031 14,472
0.0
205,000
(1)
BAE Systems PLC,
5.125%,
03/26/2029 211,178
0.3
4,000  BAT Capital Corp.,
4.390%,
08/15/2037 3,674
0.0
3,000  BAT Capital Corp.,
5.834%,
02/20/2031 3,186
0.0
220,000
(1)
Imperial Brands
Finance PLC, 5.500%,
02/01/2030 228,467
0.3
200,000
(2)
Lloyds Banking
Group PLC, 5.871%,
03/06/2029 207,282
0.3

PORTFOLIO OF INVESTMENTS
as of January 31, 2026 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United Kingdom: (continued)
200,000
(2)
Lloyds Banking
Group PLC, 8.000%,
12/31/2199 $ 217,237
0.3
200,000
(1)
Lseg US Fin Corp.,
5.297%,
03/28/2034 205,635
0.2
5,000  National Grid PLC,
5.418%,
01/11/2034 5,160
0.0
200,000
(2)
NatWest Group PLC,
5.076%,
01/27/2030 204,952
0.2
1,301,243
1.6
United States : 13.0%
6,000  3M Co., 5.150%,
03/15/2035 6,140
0.0
20,000  AbbVie, Inc., 3.200%,
11/21/2029 19,407
0.0
3,000  AbbVie, Inc., 4.050%,
11/21/2039 2,673
0.0
9,000  AbbVie, Inc., 4.650%,
03/15/2028 9,152
0.0
4,000  AbbVie, Inc., 5.050%,
03/15/2034 4,102
0.0
21,000  Accenture Capital,
Inc., 4.250%,
10/04/2031 21,009
0.0
25,000
(1)
Acrisure LLC /
Acrisure Finance, Inc.,
7.500%,
11/06/2030 25,896
0.1
14,000  Adobe, Inc., 4.950%,
01/17/2030 14,485
0.0
3,000  Adobe, Inc., 4.950%,
04/04/2034 3,080
0.0
30,000
(1)(3)
Advance Auto
Parts, Inc., 7.375%,
08/01/2033 30,469
0.1
16,000  AEP Texas, Inc.,
5.450%,
05/15/2029 16,602
0.0
3,000  AEP Transmission
Co. LLC, 5.150%,
04/01/2034 3,060
0.0
12,000  AES Corp., 5.450%,
06/01/2028 12,323
0.0
12,000  AES Corp., 5.800%,
03/15/2032 12,411
0.0
9,000  AGCO Corp., 5.450%,
03/21/2027 9,122
0.0
8,000  Air Lease Corp.,
5.200%,
07/15/2031 8,153
0.0
2,000  Alabama Power Co.,
5.850%,
11/15/2033 2,141
0.0
30,000
(1)
Albertsons Cos.,
Inc. / Safeway, Inc. /
New Albertsons L.P.
/ Albertsons LLC,
5.750%,
03/31/2034 29,542
0.1
25,000
(1)
Alliant Holdings
Intermediate LLC
/ Alliant Holdings
Co-Issuer, 6.500%,
10/01/2031 25,727
0.1
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
20,000
(1)
Allied Universal
Holdco LLC, 7.875%,
02/15/2031 $ 21,060
0.0
25,000
(1)
Alpha Generation LLC,
6.750%,
10/15/2032 25,934
0.1
17,000
(3)
Alphabet, Inc.,
4.500%,
05/15/2035 16,828
0.0
19,000  Alphabet, Inc.,
4.700%,
11/15/2035 18,922
0.0
19,000  Alphabet, Inc.,
5.450%,
11/15/2055 18,545
0.0
12,000  Alphabet, Inc.,
5.700%,
11/15/2075 11,791
0.0
12,000  Altria Group, Inc.,
6.200%,
11/01/2028 12,647
0.0
14,000  Amazon.com, Inc.,
4.350%,
03/20/2033 13,942
0.0
27,000  Amazon.com, Inc.,
4.650%,
11/20/2035 26,745
0.1
30,000  Amazon.com, Inc.,
5.450%,
11/20/2055 29,237
0.1
26,000  Amazon.com, Inc.,
5.550%,
11/20/2065 25,246
0.0
5,000  Amcor Group Finance
PLC, 5.450%,
05/23/2029 5,192
0.0
25,000
(1)
Amentum Escrow
Corp., 7.250%,
08/01/2032 26,360
0.1
9,000  Ameren Corp.,
1.750%,
03/15/2028 8,580
0.0
7,000  Ameren Corp.,
5.000%,
01/15/2029 7,173
0.0
7,675  American Airlines
Pass Through Trust
2016-1, AA, 3.575%,
07/15/2029 7,569
0.0
32,493  American Airlines
Pass Through Trust
2021-1, A, 2.875%,
01/11/2036 29,593
0.1
30,000
(1)
American Axle &
Manufacturing, Inc.,
7.750%,
10/15/2033 30,878
0.1
2,000  American Electric
Power Co., Inc.,
5.625%,
03/01/2033 2,095
0.0
6,000
(2)
American Express
Co., 5.016%,
04/25/2031 6,160
0.0
7,000
(2)
American Express
Co., 5.085%,
01/30/2031 7,193
0.0
12,000
(2)
American Express
Co., 5.098%,
02/16/2028 12,141
0.0
2,000  American Homes 4
Rent L.P., 3.625%,
04/15/2032 1,880
0.0

PORTFOLIO OF INVESTMENTS
as of January 31, 2026 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
8,000  American Homes 4
Rent L.P., 5.500%,
02/01/2034 $ 8,193
0.0
14,000  American Honda
Finance Corp.,
4.700%,
01/12/2028 14,205
0.0
16,000  American Honda
Finance Corp.,
4.850%,
10/23/2031 16,302
0.0
8,000  American Honda
Finance Corp.,
5.650%,
11/15/2028 8,343
0.0
11,000  American International
Group, Inc., 3.400%,
06/30/2030 10,648
0.0
85,000  American Tower Corp.,
2.750%,
01/15/2027 84,090
0.1
10,000  American Tower Corp.,
3.650%,
03/15/2027 9,966
0.0
7,000
(1)
American
Transmission
Systems, Inc.,
2.650%,
01/15/2032 6,322
0.0
9,000  Ameriprise Financial,
Inc., 5.700%,
12/15/2028 9,426
0.0
20,000
(1)
AmeriTex HoldCo
Intermediate LLC,
7.625%,
08/15/2033 21,045
0.0
40,000
(1)
Antero Midstream
Partners L.P. / Antero
Midstream Finance
Corp., 6.625%,
02/01/2032 41,576
0.1
5,000  Aon North America,
Inc., 5.125%,
03/01/2027 5,062
0.0
13,000  Aon North America,
Inc., 5.150%,
03/01/2029 13,390
0.0
17,000  AppLovin Corp.,
5.125%,
12/01/2029 17,442
0.0
13,000  AppLovin Corp.,
5.375%,
12/01/2031 13,440
0.0
20,000
(1)
Arches Buyer, Inc.,
4.250%,
06/01/2028 19,686
0.0
25,000
(1)
Arcosa, Inc., 6.875%,
08/15/2032 26,398
0.1
16,000  Arrow Electronics,
Inc., 5.150%,
08/21/2029 16,373
0.0
32,000  Assurant, Inc.,
5.550%,
02/15/2036 32,473
0.1
12,000  AT&T, Inc., 4.550%,
11/01/2032 11,918
0.0
25,000  AT&T, Inc., 4.900%,
11/01/2035 24,623
0.0
12,000  AT&T, Inc., 6.050%,
08/15/2056 12,019
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
25,000
(1)
Athene Global
Funding, 5.322%,
11/13/2031 $ 25,446
0.0
33,000
(1)
Athene Global
Funding, 5.684%,
02/23/2026 33,033
0.1
19,000  Automatic Data
Processing, Inc.,
4.750%,
05/08/2032 19,448
0.0
5,000  AutoZone, Inc.,
6.250%,
11/01/2028 5,277
0.0
12,000
(2)
Bank of America
Corp., 2.087%,
06/14/2029 11,471
0.0
23,000
(2)
Bank of America
Corp., 2.299%,
07/21/2032 20,558
0.0
17,000
(2)
Bank of America
Corp., 2.551%,
02/04/2028 16,763
0.0
12,000
(2)
Bank of America
Corp., 2.572%,
10/20/2032 10,830
0.0
17,000
(2)
Bank of America
Corp., 2.592%,
04/29/2031 15,860
0.0
21,000
(2)
Bank of America
Corp., 2.687%,
04/22/2032 19,275
0.0
14,000
(2)
Bank of America
Corp., 2.884%,
10/22/2030 13,353
0.0
19,000
(2)
Bank of America
Corp., 2.972%,
02/04/2033 17,381
0.0
7,000
(2)
Bank of America
Corp., 3.194%,
07/23/2030 6,772
0.0
43,000
(2)
Bank of America
Corp., 3.419%,
12/20/2028 42,540
0.1
13,000
(2)
Bank of America
Corp., 3.593%,
07/21/2028 12,924
0.0
4,000
(2)
Bank of America
Corp., 3.970%,
03/05/2029 3,994
0.0
4,000
(2)
Bank of America
Corp., 5.511%,
01/24/2036 4,154
0.0
15,000
(2)
Bank of America
Corp., 5.518%,
10/25/2035 15,315
0.0
12,000
(2)
Bank of America
Corp., 5.744%,
02/12/2036 12,412
0.0
9,000
(2)
Bank of America
Corp., 5.872%,
09/15/2034 9,562
0.0

PORTFOLIO OF INVESTMENTS
as of January 31, 2026 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
2,000
(2)
Bank of New York
Mellon Corp., 5.316%,
06/06/2036 $ 2,062
0.0
40,000  Bath & Body Works,
Inc., 6.750%,
07/01/2036 39,950
0.1
14,000  Becton Dickinson
& Co., 4.693%,
02/13/2028 14,192
0.0
169,000  Berry Global, Inc.,
1.650%,
01/15/2027 165,399
0.2
48,000  Black Hills Corp.,
4.550%,
01/31/2031 47,991
0.1
4,000  Black Hills Corp.,
6.000%,
01/15/2035 4,253
0.0
11,000
(1)
Blackstone Holdings
Finance Co. LLC,
2.000%,
01/30/2032 9,468
0.0
3,000  Boeing Co., 5.930%,
05/01/2060 2,955
0.0
20,000
(1)
Booz Allen Hamilton,
Inc., 3.875%,
09/01/2028 19,679
0.0
3,000  BorgWarner, Inc.,
5.400%,
08/15/2034 3,084
0.0
6,000
(1)
Boston Gas Co.,
5.843%,
01/10/2035 6,342
0.0
1,000  BP Capital Markets
America, Inc., 4.893%,
09/11/2033 1,014
0.0
1,000  BP Capital Markets
America, Inc., 4.989%,
04/10/2034 1,019
0.0
10,000  BP Capital Markets
America, Inc., 5.227%,
11/17/2034 10,312
0.0
30,000
(1)
Brink's Co., 6.750%,
06/15/2032 31,255
0.1
5,000  Bristol-Myers
Squibb Co., 5.100%,
02/22/2031 5,198
0.0
14,000
(1)
Broadcom, Inc.,
3.187%,
11/15/2036 11,872
0.0
6,000  Broadcom, Inc.,
4.800%,
10/15/2034 5,993
0.0
17,000  Broadcom, Inc.,
4.900%,
07/15/2032 17,352
0.0
13,000
(1)
Broadcom, Inc.,
4.926%,
05/15/2037 12,809
0.0
7,000  Broadcom, Inc.,
5.050%,
04/15/2030 7,215
0.0
4,000  Broadcom, Inc.,
5.200%,
04/15/2032 4,143
0.0
17,000
(3)
Brown & Brown, Inc.,
4.900%,
06/23/2030 17,266
0.0
5,000  Bunge Ltd. Finance
Corp., 4.200%,
09/17/2029 5,009
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
12,000  Cadence Design
Systems, Inc.,
4.300%,
09/10/2029 $ 12,079
0.0
14,000  Camden Property
Trust, 5.850%,
11/03/2026 14,181
0.0
12,000  Campbell Soup Co.,
5.200%,
03/21/2029 12,317
0.0
26,000  Cardinal Health, Inc.,
4.700%,
11/15/2026 26,168
0.1
5,000
(1)
Cargill, Inc., 1.700%,
02/02/2031 4,426
0.0
4,000
(1)
Cargill, Inc., 2.125%,
04/23/2030 3,676
0.0
8,000
(1)
Cargill, Inc., 2.125%,
11/10/2031 7,113
0.0
5,000
(1)
Cargill, Inc., 5.125%,
02/11/2035 5,141
0.0
4,000  Carrier Global Corp.,
2.722%,
02/15/2030 3,772
0.0
9,000  Caterpillar Financial
Services Corp.,
4.700%,
11/15/2029 9,235
0.0
12,000  Caterpillar, Inc.,
5.200%,
05/15/2035 12,427
0.0
65,000  CCO Holdings LLC
/ CCO Holdings
Capital Corp., 4.500%,
05/01/2032 58,387
0.1
8,000  CDW LLC / CDW
Finance Corp.,
5.100%,
03/01/2030 8,163
0.0
4,000  Cencora, Inc., 5.125%,
02/15/2034 4,096
0.0
15,000  Centene Corp.,
3.000%,
10/15/2030 13,444
0.0
13,000  Centene Corp.,
4.625%,
12/15/2029 12,678
0.0
6,000  CenterPoint Energy,
Inc., 5.400%,
06/01/2029 6,228
0.0
8,000  Charter
Communications
Operating
LLC / Charter
Communications
Operating Capital,
2.800%,
04/01/2031 7,214
0.0
16,000  Charter
Communications
Operating
LLC / Charter
Communications
Operating Capital,
6.100%,
06/01/2029 16,720
0.0

PORTFOLIO OF INVESTMENTS
as of January 31, 2026 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
5,000  Charter
Communications
Operating
LLC / Charter
Communications
Operating Capital,
6.550%,
06/01/2034 $ 5,254
0.0
20,000
(1)(3)
Chemours Co.,
8.000%,
01/15/2033 20,067
0.0
6,000  Cheniere Energy
Partners L.P., 4.500%,
10/01/2029 6,025
0.0
25,000
(1)
CHS/Community
Health Systems, Inc.,
5.250%,
05/15/2030 23,592
0.0
26,000  Chubb INA Holdings
LLC, 4.900%,
08/15/2035 26,033
0.1
27,000  Cigna Group, 2.375%,
03/15/2031 24,476
0.0
63,000  Cigna Group, 3.050%,
10/15/2027 62,188
0.1
27,000  Cigna Group, 5.250%,
01/15/2036 27,387
0.1
4,000  Cigna Group, 5.400%,
03/15/2033 4,159
0.0
25,000
(1)(3)
Cinemark USA, Inc.,
7.000%,
08/01/2032 25,885
0.1
9,000  Cisco Systems, Inc.,
4.950%,
02/26/2031 9,315
0.0
17,000  Cisco Systems, Inc.,
4.950%,
02/24/2032 17,538
0.0
4,000  Cisco Systems, Inc.,
5.050%,
02/26/2034 4,102
0.0
5,000  Cisco Systems, Inc.,
5.100%,
02/24/2035 5,128
0.0
42,000
(1)
Cleveland Electric
Illuminating Co.,
3.500%,
04/01/2028 41,401
0.1
35,000
(1)
Cleveland-Cliffs, Inc.,
7.625%,
01/15/2034 36,681
0.1
40,000
(1)
Cloud Software
Group, Inc., 8.250%,
06/30/2032 40,724
0.1
20,000  CME Group, Inc.,
4.400%,
03/15/2030 20,286
0.0
15,000  CNH Industrial
Capital LLC, 5.100%,
04/20/2029 15,379
0.0
16,000  CNH Industrial
Capital LLC, 5.500%,
01/12/2029 16,573
0.0
17,000
(1)
CNO Global Funding,
5.875%,
06/04/2027 17,371
0.0
20,000
(1)
CNX Resources Corp.,
7.250%,
03/01/2032 20,937
0.0
12,000  Coca-Cola
Consolidated, Inc.,
5.250%,
06/01/2029 12,392
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
7,000
(1)
Columbia Pipelines
Holding Co. LLC,
5.097%,
10/01/2031 $ 7,121
0.0
21,000
(1)
Columbia Pipelines
Holding Co. LLC,
6.042%,
08/15/2028 21,883
0.0
4,000
(3)
Comcast Corp.,
1.500%,
02/15/2031 3,493
0.0
3,000  Comcast Corp.,
1.950%,
01/15/2031 2,682
0.0
9,000  Comcast Corp.,
3.750%,
04/01/2040 7,400
0.0
4,000  Comcast Corp.,
4.250%,
01/15/2033 3,903
0.0
3,000  Comcast Corp.,
5.300%,
06/01/2034 3,083
0.0
3,000
(3)
Comcast Corp.,
5.300%,
05/15/2035 3,060
0.0
25,000
(1)
Commercial Metals
Co., 6.000%,
12/15/2035 25,554
0.0
60,000
(1)
Corebridge Financial,
Inc., 3.650%,
04/05/2027 59,753
0.1
5,000  Corebridge Financial,
Inc., 3.900%,
04/05/2032 4,765
0.0
8,000  Corebridge Financial,
Inc., 6.050%,
09/15/2033 8,553
0.0
20,000
(1)(3)
CoreWeave, Inc.,
9.250%,
06/01/2030 19,714
0.0
25,000
(1)
Crescent Energy
Finance LLC, 7.625%,
04/01/2032 24,812
0.0
32,000
(1)
Crestwood Midstream
Partners L.P. /
Crestwood Midstream
Finance Corp.,
5.625%,
05/01/2027 32,006
0.1
7,000  Crown Castle, Inc.,
2.900%,
03/15/2027 6,915
0.0
11,000  Crown Castle, Inc.,
3.300%,
07/01/2030 10,455
0.0
4,000  Crown Castle, Inc.,
4.800%,
09/01/2028 4,062
0.0
16,000  Crown Castle, Inc.,
4.900%,
09/01/2029 16,285
0.0
8,000  Crown Castle, Inc.,
5.600%,
06/01/2029 8,310
0.0
4,000  Crown Castle, Inc.,
5.800%,
03/01/2034 4,195
0.0
12,000  Cummins, Inc.,
1.500%,
09/01/2030 10,727
0.0
4,000  CVS Health Corp.,
5.125%,
02/21/2030 4,105
0.0
19,000  CVS Health Corp.,
5.450%,
09/15/2035 19,340
0.0
40,000
(1)
DaVita, Inc., 4.625%,
06/01/2030 38,507
0.1

PORTFOLIO OF INVESTMENTS
as of January 31, 2026 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
11,000  Deere & Co., 3.100%,
04/15/2030 $ 10,602
0.0
30,000
(1)
Delek Logistics
Partners L.P. / Delek
Logistics Finance
Corp., 8.625%,
03/15/2029 31,392
0.1
5,000  Dell International LLC
/ EMC Corp., 6.020%,
06/15/2026 5,015
0.0
8,000
(3)
Devon Energy Corp.,
5.200%,
09/15/2034 8,069
0.0
40,000
(1)
Directv Financing LLC,
8.875%,
02/01/2030 40,550
0.1
3,000  Dollar General Corp.,
3.500%,
04/03/2030 2,898
0.0
29,000  DTE Electric Co.,
2.250%,
03/01/2030 27,005
0.1
5,000  DTE Energy Co.,
4.950%,
07/01/2027 5,064
0.0
12,000  DTE Energy Co.,
5.200%,
04/01/2030 12,382
0.0
7,000  Duke Energy Florida
LLC, 2.400%,
12/15/2031 6,328
0.0
4,000  Duke Energy Florida
LLC, 5.875%,
11/15/2033 4,301
0.0
12,000  Elevance Health, Inc.,
4.600%,
09/15/2032 11,989
0.0
16,000  Elevance Health, Inc.,
4.950%,
11/01/2031 16,321
0.0
9,000  Elevance Health, Inc.,
5.200%,
02/15/2035 9,137
0.0
3,000  Eli Lilly & Co., 4.700%,
02/09/2034 3,033
0.0
20,000
(1)(3)
Embecta Corp.,
5.000%,
02/15/2030 18,729
0.0
40,000
(1)
Emerald Debt Merger
Sub LLC, 6.625%,
12/15/2030 41,453
0.1
30,000
(1)
Energizer Holdings,
Inc., 4.375%,
03/31/2029 28,835
0.1
11,000  Energy Transfer L.P.,
3.750%,
05/15/2030 10,722
0.0
8,000  Energy Transfer L.P.,
5.200%,
04/01/2030 8,257
0.0
17,000  Entergy Corp.,
2.800%,
06/15/2030 15,950
0.0
4,000  Entergy Mississippi
LLC, 5.000%,
09/01/2033 4,071
0.0
5,000  Enterprise Products
Operating LLC,
4.950%,
02/15/2035 5,058
0.0
24,000  EOG Resources, Inc.,
5.000%,
07/15/2032 24,621
0.0
11,000  Equifax, Inc., 3.100%,
05/15/2030 10,434
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
17,000
(1)
Equitable Financial
Life Global Funding,
5.000%,
03/27/2030 $ 17,343
0.0
29,000  Essential Utilities, Inc.,
2.704%,
04/15/2030 27,295
0.1
4,000  Essential Utilities, Inc.,
5.375%,
01/15/2034 4,125
0.0
5,000  Evergy Kansas
Central, Inc., 5.250%,
03/15/2035 5,098
0.0
4,000  Evergy Kansas
Central, Inc., 5.900%,
11/15/2033 4,284
0.0
11,000  Eversource Energy,
2.550%,
03/15/2031 10,025
0.0
17,000  Eversource Energy,
2.900%,
03/01/2027 16,801
0.0
4,000  Eversource Energy,
5.125%,
05/15/2033 4,039
0.0
9,000  Eversource Energy,
5.450%,
03/01/2028 9,240
0.0
3,000  Eversource Energy,
5.500%,
01/01/2034 3,087
0.0
12,000  Eversource Energy,
5.950%,
02/01/2029 12,555
0.0
14,000  Eversource Energy U,
1.400%,
08/15/2026 13,807
0.0
15,000  Exelon Corp., 5.150%,
03/15/2028 15,345
0.0
6,000  Exelon Corp., 5.150%,
03/15/2029 6,175
0.0
8,000  Extra Space Storage
L.P., 2.350%,
03/15/2032 6,996
0.0
12,000  Extra Space Storage
L.P., 3.900%,
04/01/2029 11,871
0.0
5,000  Extra Space Storage
L.P., 5.350%,
01/15/2035 5,108
0.0
3,000  Exxon Mobil Corp.,
2.995%,
08/16/2039 2,399
0.0
20,000
(1)
Fiesta Purchaser, Inc.,
7.875%,
03/01/2031 20,584
0.0
24,000  First Industrial L.P.,
5.250%,
01/15/2031 24,453
0.0
12,000  FirstEnergy Corp. B,
3.900%,
07/15/2027 11,976
0.0
12,000  Fiserv, Inc., 5.150%,
03/15/2027 12,134
0.0
4,000  Fiserv, Inc., 5.150%,
08/12/2034 3,956
0.0
11,000  Flex Ltd., 5.250%,
01/15/2032 11,217
0.0
5,000  Florida Power &
Light Co., 4.625%,
05/15/2030 5,102
0.0
8,000  Florida Power &
Light Co., 5.300%,
06/15/2034 8,354
0.0

PORTFOLIO OF INVESTMENTS
as of January 31, 2026 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
25,000
(1)
Focus Financial
Partners LLC, 6.750%,
09/15/2031 $ 25,611
0.1
11,000  Ford Motor Co.,
3.250%,
02/12/2032 9,775
0.0
200,000  Ford Motor Credit
Co. LLC, 5.113%,
05/03/2029 201,622
0.3
20,000
(1)
Fortress Intermediate
3, Inc., 7.500%,
06/01/2031 20,398
0.0
11,000  Fortune Brands
Innovations, Inc.,
3.250%,
09/15/2029 10,623
0.0
4,000  Fortune Brands
Innovations, Inc.,
4.000%,
03/25/2032 3,843
0.0
200,000
(1)
Foundry JV Holdco
LLC, 6.200%,
01/25/2037 211,576
0.3
25,000
(1)
Freedom Mortgage
Holdings LLC,
9.125%,
05/15/2031 26,463
0.1
25,000  Freeport-McMoRan,
Inc., 4.250%,
03/01/2030 24,839
0.0
30,000
(1)
FTAI Aviation Investors
LLC, 7.000%,
06/15/2032 31,595
0.1
6,000  GATX Corp., 4.000%,
06/30/2030 5,892
0.0
25,000
(1)
GCI LLC, 4.750%,
10/15/2028 24,500
0.0
27,000  General Mills, Inc.,
2.875%,
04/15/2030 25,599
0.0
8,000  General Motors Co.,
6.250%,
04/15/2035 8,497
0.0
11,000  General Motors
Financial Co., Inc.,
2.350%,
01/08/2031 9,921
0.0
16,000  General Motors
Financial Co., Inc.,
4.900%,
10/06/2029 16,261
0.0
23,000  General Motors
Financial Co., Inc.,
5.550%,
07/15/2029 23,881
0.0
10,000  General Motors
Financial Co., Inc.,
5.900%,
01/07/2035 10,418
0.0
2,000  General Motors
Financial Co., Inc.,
6.100%,
01/07/2034 2,122
0.0
13,000  General Motors
Financial Co., Inc.,
6.150%,
07/15/2035 13,761
0.0
6,000  Georgia Power Co.,
4.650%,
05/16/2028 6,091
0.0
20,000
(1)
GFL Environmental
Holdings US, Inc.,
5.500%,
02/01/2034 20,071
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
9,000  GlaxoSmithKline
Capital, Inc., 4.875%,
04/15/2035 $ 9,080
0.0
30,000  GLP Capital L.P. /
GLP Financing II, Inc.,
5.250%,
02/15/2033 30,079
0.1
12,000
(2)
Goldman Sachs Bank
USA/New York NY,
5.283%,
03/18/2027 12,019
0.0
5,000
(2)
Goldman Sachs
Group, Inc., 5.049%,
07/23/2030 5,122
0.0
4,000
(2)
Goldman Sachs
Group, Inc., 5.330%,
07/23/2035 4,089
0.0
5,000
(2)
Goldman Sachs
Group, Inc., 5.536%,
01/28/2036 5,171
0.0
6,000
(2)
Goldman Sachs
Group, Inc., 5.727%,
04/25/2030 6,266
0.0
2,000
(2)
Goldman Sachs
Group, Inc., 6.484%,
10/24/2029 2,118
0.0
25,000
(1)
Gray Media, Inc.,
7.250%,
08/15/2033 25,613
0.1
5,000  HCA, Inc., 2.375%,
07/15/2031 4,480
0.0
26,000  HCA, Inc., 3.500%,
09/01/2030 25,003
0.0
29,000  HCA, Inc., 4.125%,
06/15/2029 28,942
0.1
4,000  HCA, Inc., 4.500%,
02/15/2027 4,009
0.0
34,000  HCA, Inc., 5.375%,
09/01/2026 34,036
0.1
8,000  HCA, Inc., 5.450%,
04/01/2031 8,320
0.0
16,000
(1)
Health Care Service
Corp. A Mutual Legal
Reserve Co., 5.200%,
06/15/2029 16,416
0.0
17,000  HEICO Corp., 5.250%,
08/01/2028 17,469
0.0
20,000
(1)(3)
Herc Holdings, Inc.,
7.250%,
06/15/2033 21,176
0.0
22,000  Hershey Co., 4.950%,
02/24/2032 22,736
0.0
21,000  Hess Corp., 4.300%,
04/01/2027 21,090
0.0
14,000  Hewlett Packard
Enterprise Co.,
4.850%,
10/15/2031 14,123
0.0
25,000
(1)
Hilcorp Energy I L.P. /
Hilcorp Finance Co.,
8.375%,
11/01/2033 25,971
0.1
8,000  Honeywell
International, Inc.,
4.750%,
02/01/2032 8,187
0.0

PORTFOLIO OF INVESTMENTS
as of January 31, 2026 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
3,000  Honeywell
International, Inc.,
5.000%,
03/01/2035 $ 3,055
0.0
6,000  Host Hotels &
Resorts L.P., 5.500%,
04/15/2035 6,083
0.0
30,000
(1)
Howard Midstream
Energy Partners LLC,
7.375%,
07/15/2032 31,707
0.1
5,000  HP, Inc., 2.650%,
06/17/2031 4,513
0.0
9,000  Humana, Inc., 5.375%,
04/15/2031 9,221
0.0
17,000
(2)
Huntington
Bancshares, Inc.,
6.141%,
11/18/2039 17,787
0.0
11,000  Huntington Ingalls
Industries, Inc.,
4.200%,
05/01/2030 10,918
0.0
4,000  Hyatt Hotels Corp.,
5.250%,
06/30/2029 4,125
0.0
9,000
(1)
Hyundai Capital
America, 5.150%,
03/27/2030 9,237
0.0
14,000
(1)
Hyundai Capital
America, 5.400%,
03/29/2032 14,559
0.0
13,000
(1)
Hyundai Capital
America, 5.680%,
06/26/2028 13,428
0.0
34,000
(1)
Hyundai Capital
America, 6.100%,
09/21/2028 35,532
0.1
13,000
(1)
Hyundai Capital
America, 6.500%,
01/16/2029 13,791
0.0
147,000  IBM International
Capital Pte Ltd.,
4.750%,
02/05/2031 149,588
0.2
10,000
(1)
Icahn Enterprises L.P.
/ Icahn Enterprises
Finance Corp.,
10.000%,
11/15/2029 10,106
0.0
220,000  Icon Investments
Six DAC, 5.849%,
05/08/2029 229,499
0.3
30,000
(1)
Imola Merger Corp.,
4.750%,
05/15/2029 29,534
0.1
4,000  Ingersoll Rand, Inc.,
5.176%,
06/15/2029 4,138
0.0
5,000  Ingersoll Rand, Inc.,
5.400%,
08/14/2028 5,170
0.0
14,000  Intel Corp., 2.450%,
11/15/2029 13,116
0.0
7,000  Intercontinental
Exchange, Inc.,
2.100%,
06/15/2030 6,421
0.0
101,000  International Business
Machines Corp.,
4.800%,
02/10/2030 103,343
0.1
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
100,000  International Business
Machines Corp.,
5.000%,
02/10/2032 $ 102,697
0.1
100,000  International Business
Machines Corp.,
5.200%,
02/10/2035 102,303
0.1
4,000  Intuit, Inc., 5.200%,
09/15/2033 4,150
0.0
14,000  Invitation Homes
Operating Partnership
L.P., 2.000%,
08/15/2031 12,196
0.0
3,000  Invitation Homes
Operating Partnership
L.P., 5.500%,
08/15/2033 3,083
0.0
47,000  IPALCO Enterprises,
Inc., 4.250%,
05/01/2030 46,108
0.1
20,000
(1)
Iron Mountain, Inc.,
6.250%,
01/15/2033 20,222
0.0
40,000
(1)
Jane Street Group /
JSG Finance, Inc.,
6.750%,
05/01/2033 41,624
0.1
12,000  John Deere Capital
Corp., 4.400%,
09/08/2031 12,121
0.0
20,000  John Deere Capital
Corp., 4.700%,
06/10/2030 20,506
0.0
8,000  John Deere Capital
Corp., 4.850%,
06/11/2029 8,231
0.0
14,000  John Deere Capital
Corp., 4.900%,
03/07/2031 14,443
0.0
5,000  Johnson & Johnson,
3.625%,
03/03/2037 4,523
0.0
7,000  Johnson & Johnson,
4.700%,
03/01/2030 7,207
0.0
4,000  Johnson & Johnson,
4.950%,
06/01/2034 4,193
0.0
19,000
(2)
JPMorgan Chase
& Co., 2.069%,
06/01/2029 18,174
0.0
18,000
(2)
JPMorgan Chase
& Co., 2.182%,
06/01/2028 17,591
0.0
4,000
(2)
JPMorgan Chase
& Co., 2.739%,
10/15/2030 3,802
0.0
54,000
(2)
JPMorgan Chase
& Co., 2.947%,
02/24/2028 53,430
0.1
5,000
(2)
JPMorgan Chase
& Co., 3.702%,
05/06/2030 4,931
0.0
58,000
(2)
JPMorgan Chase
& Co., 3.782%,
02/01/2028 57,890
0.1

PORTFOLIO OF INVESTMENTS
as of January 31, 2026 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
19,000
(2)
JPMorgan Chase
& Co., 4.452%,
12/05/2029 $ 19,191
0.0
12,000
(2)
JPMorgan Chase
& Co., 4.603%,
10/22/2030 12,176
0.0
51,000
(2)
JPMorgan Chase
& Co., 4.810%,
10/22/2036 50,296
0.1
14,000
(2)
JPMorgan Chase
& Co., 4.898%,
01/22/2037 13,899
0.0
7,000
(2)
JPMorgan Chase
& Co., 4.995%,
07/22/2030 7,186
0.0
10,000
(2)
JPMorgan Chase
& Co., 5.140%,
01/24/2031 10,320
0.0
51,000
(2)
JPMorgan Chase
& Co., 5.193%,
02/05/2037 50,850
0.1
16,000
(2)
JPMorgan Chase
& Co., 5.571%,
04/22/2028 16,305
0.0
9,000
(2)
JPMorgan Chase
& Co., 5.572%,
04/22/2036 9,395
0.0
10,000
(2)
JPMorgan Chase
& Co., 5.581%,
04/22/2030 10,421
0.0
3,000
(2)
JPMorgan Chase
& Co., 5.766%,
04/22/2035 3,178
0.0
3,000  Kentucky Utilities
Co. KENT, 5.450%,
04/15/2033 3,143
0.0
9,000  Kenvue, Inc., 4.850%,
05/22/2032 9,191
0.0
5,000  Kenvue, Inc., 4.900%,
03/22/2033 5,092
0.0
6,000  Kenvue, Inc., 5.050%,
03/22/2028 6,133
0.0
35,000
(2)
KeyCorp Capital I,
4.662%, (TSFR3M +
1.002%),
07/01/2028 34,487
0.1
8,000  Kinder Morgan, Inc.,
5.300%,
12/01/2034 8,178
0.0
4,000
(3)
KLA Corp., 4.700%,
02/01/2034 4,017
0.0
15,000  Kyndryl Holdings, Inc.,
2.700%,
10/15/2028 14,412
0.0
9,000  L3Harris Technologies,
Inc., 5.050%,
06/01/2029 9,250
0.0
9,000  Laboratory Corp. of
America Holdings,
4.550%,
04/01/2032 8,987
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
25,000
(1)
Ladder Capital
Finance Holdings
LLLP / Ladder Capital
Finance Corp.,
4.750%,
06/15/2029 $ 24,806
0.0
20,000
(1)
Level 3 Financing,
Inc., 6.875%,
06/30/2033 20,621
0.0
15,000
(1)
Liberty Utilities Co.,
5.577%,
01/31/2029 15,479
0.0
7,000
(1)
Liberty Utilities Co.,
5.869%,
01/31/2034 7,318
0.0
25,000
(1)
LifePoint Health, Inc.,
8.375%,
02/15/2032 27,180
0.1
25,000
(1)
Light & Wonder
International, Inc.,
6.250%,
10/01/2033 25,324
0.0
25,000
(1)
Lightning Power LLC,
7.250%,
08/15/2032 26,623
0.1
4,000  Lockheed Martin
Corp., 5.250%,
01/15/2033 4,211
0.0
3,000  Louisville Gas and
Electric Co. LOU,
5.450%,
04/15/2033 3,139
0.0
25,000  Lowe's Cos., Inc.,
4.500%,
10/15/2032 24,897
0.0
14,000  LPL Holdings, Inc.,
5.150%,
06/15/2030 14,286
0.0
13,000  LPL Holdings, Inc.,
5.200%,
03/15/2030 13,301
0.0
9,000  LPL Holdings, Inc.,
5.700%,
05/20/2027 9,170
0.0
96,000
(2)
M&T Bank Corp.,
5.400%,
07/30/2035 97,022
0.1
45,000  Macy's Retail Holdings
LLC, 4.500%,
12/15/2034 40,571
0.1
10,000  Marathon Petroleum
Corp., 5.700%,
03/01/2035 10,338
0.0
25,000  Marriott International,
Inc., 4.500%,
10/15/2031 25,052
0.0
9,000  Marriott International,
Inc., 4.800%,
03/15/2030 9,193
0.0
23,000  Marriott International,
Inc., 5.250%,
10/15/2035 23,317
0.0
5,000  Marriott International,
Inc., 5.350%,
03/15/2035 5,128
0.0
8,000
(1)
Mars, Inc., 5.000%,
03/01/2032 8,223
0.0
12,000
(1)
Mars, Inc., 5.200%,
03/01/2035 12,290
0.0
8,000  Marvell Technology,
Inc., 5.750%,
02/15/2029 8,340
0.0

PORTFOLIO OF INVESTMENTS
as of January 31, 2026 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
35,000
(1)
Match Group Holdings
II LLC, 3.625%,
10/01/2031 $ 31,725
0.1
8,000  McKesson Corp.,
4.250%,
09/15/2029 8,051
0.0
12,000  McKesson Corp.,
4.950%,
05/30/2032 12,347
0.0
9,000  McKesson Corp.,
5.250%,
05/30/2035 9,297
0.0
14,000
(1)
Medline Borrower L.P.,
3.875%,
04/01/2029 13,699
0.0
3,000  Medtronic Global
Holdings SCA,
4.500%,
03/30/2033 2,997
0.0
24,000  Merck & Co., Inc.,
4.450%,
12/04/2032 24,066
0.0
19,000  Meta Platforms, Inc.,
4.200%,
11/15/2030 18,972
0.0
14,000  Meta Platforms, Inc.,
4.600%,
11/15/2032 14,039
0.0
19,000  Meta Platforms, Inc.,
4.750%,
08/15/2034 18,978
0.0
19,000  Meta Platforms, Inc.,
4.875%,
11/15/2035 18,801
0.0
25,000  Meta Platforms, Inc.,
5.500%,
11/15/2045 24,056
0.0
14,000  Meta Platforms, Inc.,
5.625%,
11/15/2055 13,331
0.0
14,000  Meta Platforms, Inc.,
5.750%,
11/15/2065 13,248
0.0
40,000
(3)
MGM Resorts
International, 6.500%,
04/15/2032 40,971
0.1
15,000  Micron Technology,
Inc., 5.800%,
01/15/2035 15,905
0.0
55,000  Micron Technology,
Inc., 6.050%,
11/01/2035 59,130
0.1
4,000  Mid-America
Apartments L.P.,
5.300%,
02/15/2032 4,169
0.0
2,000  Mohawk Industries,
Inc., 5.850%,
09/18/2028 2,086
0.0
4,000
(1)
Monongahela
Power Co., 5.850%,
02/15/2034 4,238
0.0
11,000
(2)
Morgan Stanley,
1.512%,
07/20/2027 10,872
0.0
25,000
(2)
Morgan Stanley,
2.475%,
01/21/2028 24,652
0.0
4,000
(2)
Morgan Stanley,
2.484%,
09/16/2036 3,518
0.0
5,000
(2)
Morgan Stanley,
5.042%,
07/19/2030 5,124
0.0
61,000
(2)
Morgan Stanley,
5.073%,
01/30/2037 60,787
0.1
11,000
(2)
Morgan Stanley,
5.164%,
04/20/2029 11,244
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
7,000
(2)
Morgan Stanley,
5.173%,
01/16/2030 $ 7,188
0.0
5,000
(2)
Morgan Stanley,
5.192%,
04/17/2031 5,148
0.0
18,000
(2)
Morgan Stanley,
5.664%,
04/17/2036 18,811
0.0
12,000
(2)
Morgan Stanley,
6.296%,
10/18/2028 12,450
0.0
27,000
(2)
Morgan Stanley I,
4.892%,
10/22/2036 26,591
0.1
9,000  Motorola Solutions,
Inc., 5.000%,
04/15/2029 9,230
0.0
12,000  Motorola Solutions,
Inc., 5.550%,
08/15/2035 12,459
0.0
21,000  MPLX L.P., 2.650%,
08/15/2030 19,473
0.0
12,000  MPLX L.P., 4.800%,
02/15/2031 12,134
0.0
12,000  MPLX L.P., 5.000%,
01/15/2033 12,033
0.0
4,000  MPLX L.P., 5.500%,
06/01/2034 4,088
0.0
14,000  MSCI, Inc., 5.150%,
03/15/2036 13,815
0.0
7,000  National Rural Utilities
Cooperative Finance
Corp., 1.650%,
06/15/2031 6,095
0.0
37,000  National Rural Utilities
Cooperative Finance
Corp., 3.900%,
11/01/2028 36,959
0.1
4,000  National Rural Utilities
Cooperative Finance
Corp., 4.150%,
12/15/2032 3,920
0.0
25,000
(1)
NCL Corp. Ltd.,
6.750%,
02/01/2032 25,633
0.1
7,000  NetApp, Inc., 5.500%,
03/17/2032 7,289
0.0
10,000
(3)
Newell Brands, Inc.,
6.625%,
05/15/2032 9,800
0.0
10,000
(1)
Newell Brands, Inc.,
8.500%,
06/01/2028 10,492
0.0
8,000  NextEra Energy
Capital Holdings, Inc.,
5.300%,
03/15/2032 8,312
0.0
8,000
(2)
NextEra Energy
Capital Holdings, Inc.,
6.375%,
08/15/2055 8,266
0.0
8,000
(2)
NextEra Energy
Capital Holdings, Inc.,
6.500%,
08/15/2055 8,415
0.0
15,000  NiSource, Inc.,
5.850%,
04/01/2055 14,927
0.0
16,000  NNN REIT, Inc.,
4.600%,
02/15/2031 16,111
0.0

PORTFOLIO OF INVESTMENTS
as of January 31, 2026 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
3,000  Norfolk Southern
Corp., 2.550%,
11/01/2029 $ 2,845
0.0
5,000  Norfolk Southern
Corp., 5.050%,
08/01/2030 5,174
0.0
4,000  Norfolk Southern
Corp., 5.550%,
03/15/2034 4,211
0.0
16,000
(2)
Northern Trust Corp.,
3.375%,
05/08/2032 15,795
0.0
48,000
(2)
Northern Trust Corp.,
5.117%,
11/19/2040 47,780
0.1
22,000
(1)
NorthWestern Corp.,
5.073%,
03/21/2030 22,544
0.0
10,000
(1)
Northwestern Mutual
Life Insurance Co.,
6.170%,
05/29/2055 10,649
0.0
35,000
(1)
Novelis Corp.,
4.750%,
01/30/2030 33,972
0.1
30,000
(1)
NRG Energy, Inc.,
6.000%,
02/01/2033 30,590
0.1
4,000  NSTAR Electric Co.,
5.400%,
06/01/2034 4,145
0.0
13,000  Nucor Corp., 5.100%,
06/01/2035 13,252
0.0
9,000
(1)
Nuveen LLC, 5.550%,
01/15/2030 9,342
0.0
3,000
(3)
Occidental Petroleum
Corp., 5.375%,
01/01/2032 3,087
0.0
9,000  Occidental Petroleum
Corp., 6.125%,
01/01/2031 9,522
0.0
4,000  Occidental Petroleum
Corp., 6.200%,
03/15/2040 4,087
0.0
4,000  OGE Energy Corp.,
5.450%,
05/15/2029 4,145
0.0
30,000
(1)
Olin Corp., 6.625%,
04/01/2033 29,435
0.1
14,000  Omega Healthcare
Investors, Inc.,
5.200%,
07/01/2030 14,240
0.0
7,000  ONE Gas, Inc.,
5.100%,
04/01/2029 7,213
0.0
9,000  ONEOK, Inc., 6.250%,
10/15/2055 9,058
0.0
41,000
(1)
ONEOK, Inc., 6.500%,
09/01/2030 43,995
0.1
41,000  Oracle Corp., 2.800%,
04/01/2027 40,327
0.1
7,000  Oracle Corp., 2.950%,
04/01/2030 6,470
0.0
7,000  Oracle Corp., 3.800%,
11/15/2037 5,640
0.0
16,000  Oracle Corp., 5.200%,
09/26/2035 15,257
0.0
16,000  Oracle Corp., 5.875%,
09/26/2045 14,398
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
50,000  Oracle Corp., 5.950%,
09/26/2055 $ 44,130
0.1
21,000  Oracle Corp., 6.100%,
09/26/2065 18,315
0.0
14,000  O'Reilly Automotive,
Inc., 4.350%,
06/01/2028 14,100
0.0
20,000
(1)(3)
Outfront Media Capital
LLC / Outfront Media
Capital Corp., 4.625%,
03/15/2030 19,540
0.0
5,000  Ovintiv, Inc., 5.650%,
05/15/2028 5,158
0.0
30,000
(1)(3)
Owens-Brockway
Glass Container, Inc.,
7.250%,
05/15/2031 30,570
0.1
25,000
(1)
Panther Escrow
Issuer LLC, 7.125%,
06/01/2031 25,764
0.1
30,000
(1)
Park Intermediate
Holdings LLC / PK
Domestic Property
LLC / PK Finance
Co-Issuer, 7.000%,
02/01/2030 30,928
0.1
3,000  PECO Energy Co.,
4.900%,
06/15/2033 3,060
0.0
9,000
(1)
Pennsylvania
Electric Co., 5.150%,
03/30/2026 9,018
0.0
14,000
(1)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 5.250%,
07/01/2029 14,404
0.0
12,000
(1)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 5.250%,
02/01/2030 12,367
0.0
34,000
(1)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 5.350%,
03/30/2029 35,037
0.1
25,000
(1)
Permian Resources
Operating LLC,
6.250%,
02/01/2033 25,769
0.1
25,000  Perrigo Finance
Unlimited Co. USD,
6.125%,
09/30/2032 24,610
0.0
7,000  Pfizer Investment
Enterprises Pte Ltd.,
4.650%,
05/19/2030 7,137
0.0
8,000  Pfizer Investment
Enterprises Pte Ltd.,
4.750%,
05/19/2033 8,083
0.0
14,000  Philip Morris
International, Inc.,
4.750%,
11/01/2031 14,267
0.0
12,000  Philip Morris
International, Inc.,
4.875%,
02/13/2029 12,288
0.0

PORTFOLIO OF INVESTMENTS
as of January 31, 2026 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
3,000  Philip Morris
International, Inc.,
5.250%,
02/13/2034 $ 3,098
0.0
20,000
(1)
Playtika Holding Corp.,
4.250%,
03/15/2029 17,387
0.0
7,000
(2)
PNC Financial
Services Group, Inc.,
6.037%,
10/28/2033 7,539
0.0
50,000
(1)
Post Holdings, Inc.,
6.375%,
03/01/2033 50,426
0.1
20,000
(1)
Primo Water Holdings,
Inc. / Triton Water
Holdings, Inc.,
4.375%,
04/30/2029 19,567
0.0
22,000
(1)
Prologis Targeted US
Logistics Fund L.P.,
5.250%,
04/01/2029 22,658
0.0
4,000
(1)
Prologis Targeted US
Logistics Fund L.P.,
5.500%,
04/01/2034 4,146
0.0
12,000
(1)
PSEG Power LLC,
5.200%,
05/15/2030 12,314
0.0
12,000
(1)
PSEG Power LLC,
5.750%,
05/15/2035 12,405
0.0
3,000  Public Service Electric
and Gas Co., 5.200%,
08/01/2033 3,108
0.0
3,000  Public Service Electric
and Gas Co., 5.200%,
03/01/2034 3,095
0.0
8,000  Public Service
Enterprise Group, Inc.,
2.450%,
11/15/2031 7,179
0.0
7,000  Public Service
Enterprise Group, Inc.,
4.900%,
03/15/2030 7,160
0.0
14,000  Public Service
Enterprise Group, Inc.,
5.200%,
04/01/2029 14,405
0.0
3,000  Public Service
Enterprise Group, Inc.,
5.400%,
03/15/2035 3,086
0.0
8,000  Qualcomm, Inc.,
4.750%,
05/20/2032 8,168
0.0
3,000  Quest Diagnostics,
Inc., 2.800%,
06/30/2031 2,765
0.0
3,000  Quest Diagnostics,
Inc., 2.950%,
06/30/2030 2,844
0.0
16,000  Quest Diagnostics,
Inc., 4.625%,
12/15/2029 16,277
0.0
5,000  Quest Diagnostics,
Inc., 5.000%,
12/15/2034 5,046
0.0
3,000  Quest Diagnostics,
Inc., 6.400%,
11/30/2033 3,310
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
20,000
(1)
Quikrete Holdings,
Inc., 6.375%,
03/01/2032 $ 20,752
0.0
30,000
(1)
Raven Acquisition
Holdings LLC,
6.875%,
11/15/2031 30,102
0.1
34,000  Raymond James
Financial, Inc.,
5.650%,
09/11/2055 33,286
0.1
4,000  Rexford Industrial
Realty L.P., 2.150%,
09/01/2031 3,514
0.0
4,000
(1)
RGA Global Funding,
5.448%,
05/24/2029 4,145
0.0
215,000
(1)
Roche Holdings, Inc.,
5.489%,
11/13/2030 227,090
0.3
25,000
(1)
Rocket Cos., Inc.,
6.375%,
08/01/2033 25,968
0.1
40,000
(1)
Rocket Cos., Inc.,
6.500%,
08/01/2029 41,195
0.1
13,000  Roper Technologies,
Inc., 1.750%,
02/15/2031 11,415
0.0
4,000  Ross Stores, Inc.,
4.700%,
04/15/2027 4,015
0.0
140,000  Royalty Pharma PLC,
1.750%,
09/02/2027 135,152
0.2
13,000  Royalty Pharma PLC,
2.200%,
09/02/2030 11,829
0.0
6,000  Ryder System, Inc.,
4.950%,
09/01/2029 6,137
0.0
12,000  Ryder System, Inc.,
5.000%,
03/15/2030 12,293
0.0
9,000  Ryder System, Inc.,
5.250%,
06/01/2028 9,252
0.0
2,000  Ryder System, Inc.,
5.375%,
03/15/2029 2,069
0.0
12,000  Ryder System, Inc.,
5.500%,
06/01/2029 12,461
0.0
4,000  Ryder System, Inc.,
6.600%,
12/01/2033 4,443
0.0
3,000  S&P Global, Inc.,
1.250%,
08/15/2030 2,642
0.0
12,000  S&P Global, Inc.,
2.700%,
03/01/2029 11,561
0.0
30,000  Sally Holdings LLC
/ Sally Capital, Inc.,
6.750%,
03/01/2032 31,119
0.1
13,000
(1)
Schlumberger
Holdings Corp.,
2.650%,
06/26/2030 12,256
0.0
2,000
(1)(3)
Schlumberger
Holdings Corp.,
4.850%,
05/15/2033 2,012
0.0
7,000
(1)
Schlumberger
Holdings Corp.,
5.000%,
11/15/2029 7,187
0.0

PORTFOLIO OF INVESTMENTS
as of January 31, 2026 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
25,000
(1)
Scientific Games
Holdings L.P./
Scientific Games US
FinCo, Inc., 6.625%,
03/01/2030 $ 22,830
0.0
17,000
(1)
Sealed Air Corp.,
1.573%,
10/15/2026 16,718
0.0
30,000
(1)
Sealed Air Corp/
Sealed Air Corp. US,
7.250%,
02/15/2031 31,276
0.1
20,000
(1)(3)
Select Medical Corp.,
6.250%,
12/01/2032 19,426
0.0
11,000
(2)
Sempra, 6.400%,
10/01/2054 11,133
0.0
20,000
(1)
Simmons Foods, Inc./
Simmons Prepared
Foods, Inc./Simmons
Pet Food, Inc./
Simmons Feed,
4.625%,
03/01/2029 19,289
0.0
25,000
(1)
Sirius XM Radio, Inc.,
5.500%,
07/01/2029 25,125
0.0
20,000
(1)
Smyrna Ready
Mix Concrete LLC,
8.875%,
11/15/2031 21,334
0.0
35,000
(1)
Snap, Inc., 6.875%,
03/15/2034 35,774
0.1
8,000  Solventum Corp.,
5.450%,
03/13/2031 8,349
0.0
3,000  Solventum Corp.,
5.600%,
03/23/2034 3,120
0.0
8,000  Sonoco Products Co.,
4.600%,
09/01/2029 8,073
0.0
25,000
(1)
Sotera Health
Holdings LLC,
7.375%,
06/01/2031 26,337
0.1
4,000  Southern California
Gas Co., 5.200%,
06/01/2033 4,120
0.0
12,000  Southern Co., 5.113%,
08/01/2027 12,192
0.0
4,000  Southwestern Electric
Power Co., 5.300%,
04/01/2033 4,100
0.0
30,000  Southwestern Public
Service Co., 5.300%,
05/15/2035 30,634
0.1
30,000  Sprint Capital Corp.,
6.875%,
11/15/2028 32,192
0.1
19,000  Sprint Capital Corp.,
8.750%,
03/15/2032 23,017
0.0
20,000
(1)
Stagwell Global LLC,
5.625%,
08/15/2029 19,408
0.0
10,000
(1)
Standard Building
Solutions, Inc.,
6.500%,
08/15/2032 10,318
0.0
40,000
(1)
Standard Industries,
Inc., 4.375%,
07/15/2030 38,607
0.1
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
20,000
(1)
Starwood Property
Trust, Inc., 6.500%,
07/01/2030 $ 20,840
0.0
23,000
(2)
State Street Corp.,
3.031%,
11/01/2034 21,843
0.0
14,000
(2)
State Street Corp.,
4.675%,
10/22/2032 14,216
0.0
8,000  State Street Corp.,
4.729%,
02/28/2030 8,191
0.0
35,000
(1)
Station Casinos LLC,
6.625%,
03/15/2032 35,817
0.1
11,000  Stryker Corp., 4.850%,
02/10/2030 11,289
0.0
25,000
(1)
Summit Midstream
Holdings LLC,
8.625%,
10/31/2029 26,134
0.1
30,000
(1)
Sunoco L.P., 6.250%,
07/01/2033 30,789
0.1
8,000  Synopsys, Inc.,
5.000%,
04/01/2032 8,187
0.0
4,000  Sysco Corp., 5.400%,
03/23/2035 4,142
0.0
8,000  Take-Two Interactive
Software, Inc.,
5.400%,
06/12/2029 8,288
0.0
25,000
(1)
Talen Energy Supply
LLC, 6.500%,
02/01/2036 25,643
0.1
17,000  Targa Resources
Corp., 5.400%,
07/30/2036 17,036
0.0
3,000  Targa Resources
Corp., 5.500%,
02/15/2035 3,077
0.0
11,000  Teledyne FLIR LLC,
2.500%,
08/01/2030 10,191
0.0
20,000
(1)
Tempur Sealy
International, Inc.,
3.875%,
10/15/2031 18,679
0.0
15,000
(1)
Tempur Sealy
International, Inc.,
4.000%,
04/15/2029 14,563
0.0
30,000
(1)(3)
Tenet Healthcare
Corp., 6.000%,
11/15/2033 30,885
0.1
25,000
(1)
Terex Corp., 6.250%,
10/15/2032 25,614
0.1
19,000  Thermo Fisher
Scientific, Inc.,
4.977%,
08/10/2030 19,651
0.0
5,000  T-Mobile USA, Inc.,
3.875%,
04/15/2030 4,916
0.0
5,000  T-Mobile USA, Inc.,
5.000%,
02/15/2036 4,951
0.0
8,000  T-Mobile USA, Inc.,
5.300%,
05/15/2035 8,160
0.0
14,000  T-Mobile USA, Inc.,
5.850%,
02/15/2056 13,815
0.0

PORTFOLIO OF INVESTMENTS
as of January 31, 2026 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
13,000  Toyota Motor Credit
Corp., 4.350%,
10/08/2027 $ 13,131
0.0
9,000  Toyota Motor Credit
Corp., 4.550%,
08/09/2029 9,159
0.0
23,000  Toyota Motor Credit
Corp., 4.800%,
05/15/2030 23,567
0.0
7,000  Toyota Motor Credit
Corp., 5.350%,
01/09/2035 7,307
0.0
6,000  Toyota Motor Credit
Corp., 5.550%,
11/20/2030 6,345
0.0
3,000  Transcontinental Gas
Pipe Line Co. LLC,
3.250%,
05/15/2030 2,886
0.0
25,000
(1)
TransDigm, Inc.,
6.750%,
01/31/2034 25,888
0.1
4,000
(2)
Truist Financial Corp.,
4.964%,
10/23/2036 3,940
0.0
22,000
(2)
Truist Financial Corp.,
5.435%,
01/24/2030 22,773
0.0
9,000  Tucson Electric
Power Co., 5.200%,
09/15/2034 9,183
0.0
7,000  Tyson Foods, Inc.,
5.400%,
03/15/2029 7,248
0.0
11,000  Uber Technologies,
Inc., 4.300%,
01/15/2030 11,041
0.0
8,000  Union Pacific Corp.,
5.100%,
02/20/2035 8,233
0.0
16,000
(1)
United Airlines, Inc.,
4.625%,
04/15/2029 15,993
0.0
8,000  UnitedHealth Group,
Inc., 2.750%,
05/15/2040 5,916
0.0
8,000  UnitedHealth Group,
Inc., 4.950%,
01/15/2032 8,190
0.0
3,000  UnitedHealth Group,
Inc., 5.150%,
07/15/2034 3,062
0.0
6,000  Universal Health
Services, Inc.,
4.625%,
10/15/2029 6,037
0.0
41,000
(2)
US Bancorp, 5.033%,
01/26/2037 40,925
0.1
20,000
(1)
US Foods, Inc.,
7.250%,
01/15/2032 21,009
0.0
25,000  Utah Acquisition
Sub, Inc., 3.950%,
06/15/2026 24,978
0.0
55,000
(1)(3)
Venture Global
LNG, Inc., 8.375%,
06/01/2031 56,291
0.1
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
25,000
(1)
Venture Global
Plaquemines LNG
LLC, 6.500%,
01/15/2034 $ 25,957
0.1
6,000  Verizon
Communications, Inc.,
4.812%,
03/15/2039 5,690
0.0
16,000  Verizon
Communications, Inc.,
5.000%,
01/15/2036 15,823
0.0
25,000  Verizon
Communications, Inc.,
5.875%,
11/30/2055 24,696
0.0
21,000  Verizon
Communications, Inc.,
6.000%,
11/30/2065 20,789
0.0
30,000
(1)
Versant Media
Group, Inc., 7.250%,
01/30/2031 30,764
0.1
20,000
(1)
VFH Parent LLC /
Valor Co-Issuer, Inc.,
7.500%,
06/15/2031 20,964
0.0
25,000
(1)
Viasat, Inc., 5.625%,
04/15/2027 25,029
0.0
17,000  Viatris, Inc., 2.700%,
06/22/2030 15,582
0.0
4,000  Viatris, Inc., 3.850%,
06/22/2040 3,081
0.0
20,000
(1)(3)
Victoria's Secret
& Co., 4.625%,
07/15/2029 19,570
0.0
19,000  Viper Energy Partners
LLC, 5.700%,
08/01/2035 19,354
0.0
30,000
(1)
Vistra Operations
Co. LLC, 4.375%,
05/01/2029 29,639
0.1
29,000  VMware, Inc., 1.400%,
08/15/2026 28,625
0.1
20,000
(1)
Voyager Parent LLC,
9.250%,
07/01/2032 21,257
0.0
43,000  Walmart, Inc., 4.900%,
04/28/2035 44,042
0.1
20,000
(1)
Wand NewCo 3, Inc.,
7.625%,
01/30/2032 21,040
0.0
25,000
(1)
Waste Pro USA, Inc.,
7.000%,
02/01/2033 25,747
0.1
4,000  WEC Energy Group,
Inc., 5.150%,
10/01/2027 4,075
0.0
13,000  Wells Fargo & Co.,
3.000%,
10/23/2026 12,924
0.0
4,000
(2)
Wells Fargo & Co.,
3.584%,
05/22/2028 3,979
0.0
36,000
(2)
Wells Fargo & Co.,
4.960%,
01/23/2037 35,720
0.1
25,000
(2)
Wells Fargo & Co.,
5.433%,
01/23/2047 24,517
0.0
3,000
(2)
Wells Fargo & Co.,
5.499%,
01/23/2035 3,113
0.0

PORTFOLIO OF INVESTMENTS
as of January 31, 2026 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
23,000
(2)
Wells Fargo & Co.,
5.605%,
04/23/2036 $ 23,985
0.0
3,000
(2)
Wells Fargo & Co.,
6.491%,
10/23/2034 3,302
0.0
4,000  Western Midstream
Operating L.P.,
5.450%,
11/15/2034 4,028
0.0
15,000  Westinghouse Air
Brake Technologies
Corp., 4.700%,
09/15/2028 15,202
0.0
3,000  Weyerhaeuser Co.,
4.750%,
05/15/2026 3,007
0.0
4,000  Williams Cos., Inc.,
4.900%,
03/15/2029 4,094
0.0
35,000
(1)
Williams Scotsman,
Inc., 6.625%,
06/15/2029 36,209
0.1
3,000  Wisconsin Power and
Light Co., 5.375%,
03/30/2034 3,100
0.0
25,000
(1)
WULF Compute LLC,
7.750%,
10/15/2030 26,099
0.1
40,000
(1)(3)
Wynn Resorts Finance
LLC / Wynn Resorts
Capital Corp., 6.250%,
03/15/2033 40,774
0.1
8,000  Xcel Energy, Inc.,
5.600%,
04/15/2035 8,270
0.0
9,000  Zimmer Biomet
Holdings, Inc.,
3.550%,
03/20/2030 8,742
0.0
10,871,795
13.0
Total Corporate
Bonds/Notes
(Cost $17,397,422)
17,794,361
21.3
COLLATERALIZED MORTGAGE OBLIGATIONS : 20.2%
United States : 20.2%
180,232
(2)
Adjustable Rate
Mortgage Trust
2006-2 1A1, 4.729%,
05/25/2036 156,271
0.2
51,068
(2)
Alternative Loan Trust
2005-53T2 2A6,
4.287%, (TSFR1M +
0.614%),
11/25/2035 25,483
0.0
95,109  Alternative Loan
Trust 2006-13T1 A9,
6.000%,
05/25/2036 44,868
0.1
139,007
(2)
Alternative Loan
Trust 2007-23CB A3,
4.287%, (TSFR1M +
0.614%),
09/25/2037 47,434
0.1
306,197  CHL Mortgage
Pass-Through Trust
2007-7 A7, 5.750%,
06/25/2037 136,515
0.2
Principal
Amount† RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
United States: (continued)
197,888  CitiMortgage
Alternative Loan Trust
Series 2006-A3 1A7,
6.000%,
07/25/2036 $ 175,493
0.2
549,482
(1)(2)
COLT Mortgage Loan
Trust 2021-2 A1,
0.924%,
08/25/2066 469,389
0.6
211,076
(1)(2)
COLT Mortgage Loan
Trust 2021-3 A1,
0.956%,
09/27/2066 182,882
0.2
115,914
(1)(2)
CSMC Trust 2015-
2 B3, 3.867%,
02/25/2045 112,898
0.1
70,217
(1)(2)
CSMC Trust 2015-
3 B1, 3.797%,
03/25/2045 68,787
0.1
68,707  Fannie Mae REMIC
Trust 2003-22 BZ,
6.000%,
04/25/2033 71,239
0.1
1,752,864
(2)(4)
Fannie Mae REMIC
Trust 2005-
18 SC, 0.838%,
(-1.000*SOFR30A +
4.536%),
03/25/2035 53,467
0.1
56,473
(2)
Fannie Mae REMIC
Trust 2005-
74 DK, 8.753%,
(-1.000*SOFR30A +
23.542%),
07/25/2035 61,054
0.1
45,954
(2)
Fannie Mae REMIC
Trust 2006-104
ES, 14.391%,
(-1.000*SOFR30A +
32.878%),
11/25/2036 59,702
0.1
602,454
(2)(4)
Fannie Mae REMIC
Trust 2007-
36 SN, 2.958%,
(-1.000*SOFR30A +
6.656%),
04/25/2037 56,388
0.1
28,415
(2)
Fannie Mae REMIC
Trust 2007-
55 DS, 5.471%,
(-1.000*SOFR30A +
14.714%),
06/25/2037 26,206
0.0
252,654
(2)(4)
Fannie Mae REMIC
Trust 2007-
9 SE, 2.268%,
(-1.000*SOFR30A +
5.966%),
03/25/2037 18,612
0.0
374,981
(2)(4)
Fannie Mae REMIC
Trust 2008-
41 S, 2.988%,
(-1.000*SOFR30A +
6.686%),
11/25/2036 36,184
0.0
271,663
(2)(4)
Fannie Mae REMIC
Trust 2008-
53 FI, 2.288%,
(-1.000*SOFR30A +
5.986%),
07/25/2038 20,939
0.0

PORTFOLIO OF INVESTMENTS
as of January 31, 2026 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
United States: (continued)
222,528
(2)(4)
Fannie Mae REMIC
Trust 2008-
58 SM, 2.288%,
(-1.000*SOFR30A +
5.986%),
07/25/2038 $ 18,273
0.0
2,323,476
(2)(4)
Fannie Mae REMIC
Trust 2009-
106 SA, 2.438%,
(-1.000*SOFR30A +
6.136%),
01/25/2040 165,448
0.2
147,528
(2)
Fannie Mae REMIC
Trust 2009-
66 SL, 2.784%,
(-1.000*SOFR30A +
15.452%),
09/25/2039 133,349
0.2
93,200
(2)
Fannie Mae REMIC
Trust 2009-
66 SW, 2.951%,
(-1.000*SOFR30A +
15.618%),
09/25/2039 79,610
0.1
1,488,225
(2)(4)
Fannie Mae REMIC
Trust 2010-
123 SL, 2.258%,
(-1.000*SOFR30A +
5.956%),
11/25/2040 97,887
0.1
1,708,516
(2)(4)
Fannie Mae REMIC
Trust 2011-
55 SK, 2.748%,
(-1.000*SOFR30A +
6.446%),
06/25/2041 167,828
0.2
629,177
(2)(4)
Fannie Mae REMIC
Trust 2011-
86 NS, 2.138%,
(-1.000*SOFR30A +
5.836%),
09/25/2041 42,479
0.1
124,466
(2)(4)
Fannie Mae REMIC
Trust 2012-
10 US, 2.638%,
(-1.000*SOFR30A +
6.336%),
02/25/2042 14,163
0.0
95,794
(2)(4)
Fannie Mae REMIC
Trust 2012-
24 HS, 2.738%,
(-1.000*SOFR30A +
6.436%),
09/25/2040 873
0.0
146,341
(4)
Fannie Mae REMIC
Trust 2013-31 PI,
4.500%,
02/25/2043 4,650
0.0
390,696
(4)
Fannie Mae REMIC
Trust 2013-44 DI,
3.000%,
05/25/2033 28,255
0.0
3,077,834
(4)
Fannie Mae REMIC
Trust 2015-34 DI,
6.500%,
06/25/2045 676,712
0.8
4,737,691
(2)(4)
Fannie Mae REMIC
Trust 2015-
59 SK, 1.838%,
(-1.000*SOFR30A +
5.536%),
08/25/2045 375,072
0.5
Principal
Amount† RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
United States: (continued)
3,017,686
(4)
Fannie Mae REMIC
Trust 2017-15 GI,
4.500%,
03/25/2047 $ 388,808
0.5
4,327,262
(4)
Fannie Mae REMIC
Trust 2020-49 PI,
2.000%,
07/25/2050 535,338
0.6
52,925
(2)(4)
Freddie Mac
REMIC Trust
2303 SY, 4.878%,
(-1.000*SOFR30A +
8.586%),
04/15/2031 4,594
0.0
345,310
(2)(4)
Freddie Mac
REMIC Trust 2989
GU, 3.178%,
(-1.000*SOFR30A +
6.886%),
02/15/2033 21,999
0.0
430,892
(2)(4)
Freddie Mac
REMIC Trust
3271 SB, 2.228%,
(-1.000*SOFR30A +
5.936%),
02/15/2037 32,079
0.0
1,399,403
(2)(4)
Freddie Mac
REMIC Trust
3424 HI, 2.078%,
(-1.000*SOFR30A +
5.786%),
04/15/2038 101,433
0.1
168,372
(4)
Freddie Mac REMIC
Trust 3632 IP,
5.000%,
02/15/2040 16,916
0.0
990,105
(2)(4)
Freddie Mac
REMIC Trust
3693 SC, 2.678%,
(-1.000*SOFR30A +
6.386%),
07/15/2040 102,797
0.1
1,486,998
(2)(4)
Freddie Mac
REMIC Trust
3856 KS, 2.728%,
(-1.000*SOFR30A +
6.436%),
05/15/2041 148,833
0.2
116,204
(2)(4)
Freddie Mac
REMIC Trust
3925 SD, 2.228%,
(-1.000*SOFR30A +
5.936%),
07/15/2040 1,868
0.0
611,118
(2)(4)
Freddie Mac
REMIC Trust 4040
SW, 2.808%,
(-1.000*SOFR30A +
6.516%),
05/15/2032 40,134
0.0
2,759,270
(4)
Freddie Mac REMIC
Trust 4091 IK,
5.000%,
10/15/2041 554,843
0.7
6,342,683
(2)(4)
Freddie Mac
REMIC Trust
4096 SB, 2.178%,
(-1.000*SOFR30A +
5.886%),
08/15/2042 605,873
0.7
229,878
(4)
Freddie Mac REMIC
Trust 4152 BI,
4.000%,
12/15/2041 11,347
0.0

PORTFOLIO OF INVESTMENTS
as of January 31, 2026 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
United States: (continued)
399,230
(4)
Freddie Mac REMIC
Trust 4313 MI,
5.000%,
04/15/2039 $ 30,706
0.0
4,180,768
(2)(4)
Freddie Mac
REMIC Trust 4480
WS, 2.358%,
(-1.000*SOFR30A +
6.066%),
06/15/2045 469,625
0.6
6,573,719
(2)(4)
Freddie Mac
REMIC Trust 4623
MS, 2.178%,
(-1.000*SOFR30A +
5.886%),
10/15/2046 715,419
0.9
939,444  Freddie Mac REMIC
Trust 4800 MZ,
4.000%,
06/15/2048 896,142
1.1
1,019,495  Freddie Mac REMIC
Trust 4879 ZA,
4.000%,
05/15/2049 976,283
1.2
7,435,494
(2)(4)
Freddie Mac
REMIC Trust
4938 ES, 2.188%,
(-1.000*SOFR30A +
5.886%),
12/25/2049 686,364
0.8
71,376
(2)(4)
Freddie Mac Strips
351 103, 4.000%,
01/15/2031 4,738
0.0
370,781
(2)(4)
Freddie Mac Strips
351 200, 3.500%,
02/15/2046 55,195
0.1
1,541,860
(4)
Freddie Mac Strips
351 C14, 3.500%,
02/15/2031 92,519
0.1
587,835
(2)(4)
Freddie Mac Strips
351 C30, 2.500%,
02/15/2031 20,025
0.0
740,034
(2)(4)
Freddie Mac Strips
351 C31, 3.000%,
02/15/2031 33,479
0.0
493,383
(2)(4)
Freddie Mac Strips
351 C32, 3.500%,
02/15/2031 28,343
0.0
2,435,237
(2)(4)
Freddie Mac Strips
351 C33, 4.000%,
02/15/2046 454,236
0.5
6,029,484
(4)
Freddie Mac Strips
390 C5, 2.000%,
04/15/2042 580,584
0.7
94,764
(1)(2)
Galton Funding
Mortgage Trust
2018-2 A51, 4.500%,
10/25/2058 92,462
0.1
101,944
(2)
Ginnie Mae 2007-
8 SP, 9.760%,
(-1.000*TSFR1M +
21.677%),
03/20/2037 120,166
0.1
2,930,088
(2)(4)
Ginnie Mae 2009-
106 CM, 2.808%,
(-1.000*TSFR1M +
6.486%),
01/16/2034 53,384
0.1
Principal
Amount† RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
United States: (continued)
438,398
(2)(4)
Ginnie Mae 2010-
116 NS, 2.858%,
(-1.000*TSFR1M +
6.536%),
09/16/2040 $ 32,442
0.0
9,014
(4)
Ginnie Mae 2010-
6 IA, 5.000%,
11/20/2039 67
0.0
436,795
(4)
Ginnie Mae 2013-
115 NI, 4.500%,
01/16/2043 41,019
0.1
63,572
(4)
Ginnie Mae 2013-
5 NI, 3.000%,
01/20/2028 875
0.0
457,300
(4)
Ginnie Mae 2015-
178 GI, 4.000%,
05/20/2044 30,948
0.0
2,399,379
(4)
Ginnie Mae 2016-
161 CI, 5.500%,
11/20/2046 374,073
0.4
133,096
(2)
GreenPoint Mortgage
Funding Trust 2006-
AR3 4A1, 4.207%,
(TSFR1M + 0.534%),
04/25/2036 121,424
0.1
7,301
(1)(2)
GS Mortgage-Backed
Securities Corp.
Trust 2019-PJ2 A1,
4.000%,
11/25/2049 6,937
0.0
5,082
(1)(2)
GS Mortgage-Backed
Securities Corp.
Trust 2019-PJ3 A1,
3.500%,
03/25/2050 4,826
0.0
694,660
(1)(2)
GS Mortgage-Backed
Securities Corp.
Trust 2021-PJ3 A4,
2.500%,
08/25/2051 580,956
0.7
312,380
(1)(2)
GS Mortgage-Backed
Securities Trust 2022-
PJ1 A4, 2.500%,
05/28/2052 261,249
0.3
382,712
(1)(2)
J.P. Morgan Mortgage
Trust 2022-4 A17A,
3.000%,
10/25/2052 333,005
0.4
625,012
(1)(2)
J.P. Morgan Mortgage
Trust 2022-6 A3,
3.000%,
11/25/2052 546,954
0.7
244,650
(1)(2)
JP Morgan Mortgage
Trust 2019-8 A5,
3.500%,
03/25/2050 224,084
0.3
39,876
(1)(2)
JP Morgan Mortgage
Trust 2019-INV3 A15,
3.500%,
05/25/2050 36,168
0.0
66,460
(1)(2)
JP Morgan Mortgage
Trust 2019-INV3 A3,
3.500%,
05/25/2050 60,630
0.1
57,734
(1)(2)
JP Morgan Mortgage
Trust 2020-5 A15,
3.000%,
12/25/2050 50,608
0.1

PORTFOLIO OF INVESTMENTS
as of January 31, 2026 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
United States: (continued)
300,000
(1)(2)
JP Morgan Mortgage
Trust Series 2025-
3 M1, 6.783%,
09/25/2055 $ 307,248
0.4
142,747
(1)(2)
JP Morgan Trust
2015-3 A3, 3.500%,
05/25/2045 134,802
0.2
300,000
(1)(2)
Mill City Mortgage
Loan Trust 2017-
2 M2, 3.250%,
07/25/2059 294,670
0.4
258,557
(1)(2)
Morgan Stanley
Residential Mortgage
Loan Trust 2021-
2 A9, 2.500%,
05/25/2051 216,236
0.3
38,736
(1)(2)
OBX Trust 2019-
INV2 A25, 4.000%,
05/27/2049 36,482
0.0
123,744
(1)(2)
OBX Trust 2020-
INV1 A21, 3.500%,
12/25/2049 112,032
0.1
183,372
(1)(2)
PMT Loan Trust 2025-
INV8 A2, 5.500%,
07/25/2056 185,332
0.2
475,988
(1)(2)
Rate Mortgage Trust
2021-HB1 A31,
2.500%,
12/25/2051 398,196
0.5
13,434
(1)(2)
Sequoia Mortgage
Trust 2018-CH1 A19,
4.000%,
03/25/2048 12,651
0.0
300,000
(1)(2)
Sequoia Mortgage
Trust 2020-4 A8,
2.500%,
11/25/2050 220,419
0.3
759
(2)
Structured Asset
Securities Corp.
2004-4XS 1A6,
5.050%,
02/25/2034 760
0.0
4,729,825
(2)(4)
WaMu Mortgage Pass-
Through Certificates
2005-AR11 X,
1.410%,
08/25/2045 5,604
0.0
30,393
(2)
WaMu Mortgage Pass-
Through Certificates
2006-AR12 1A1,
4.479%,
10/25/2036 28,391
0.0
230,671
(2)
WaMu Mortgage Pass-
Through Certificates
2007-HY2 1A1,
4.156%,
12/25/2036 219,058
0.3
52,954
(2)
Wells Fargo
Alternative Loan
Trust 2007-PA2 2A1,
4.217%, (TSFR1M +
0.544%),
06/25/2037 46,975
0.1
321,835
(1)(2)
Wells Fargo Mortgage
Backed Securities
Trust 2021-1 A17,
2.500%,
12/25/2050 269,156
0.3
Principal
Amount† RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
United States: (continued)
213,354
(1)(2)
WinWater Mortgage
Loan Trust 2015-
5 B4, 3.757%,
08/20/2045 $ 200,044
0.2
16,899,263
20.2
Total Collateralized
Mortgage Obligations
(Cost $20,455,666)
16,899,263
20.2
SOVEREIGN BONDS : 12.9%
Australia : 0.5%
AUD
837,000
(1)
Queensland Treasury
Corp.,
1.750
%,
07/20/2034 445,573
0.5
Brazil : 1.0%
BRL
1,045,000  Brazil Notas do
Tesouro Nacional
Serie B NTNB,
6.000
%,
08/15/2050 827,231
1.0
China : 2.6%
CNY
4,570,000  China Government
Bond INBK,
2.520
%,
08/25/2033 695,959
0.9
CNY
1,140,000  China Government
Bond INBK,
2.880
%,
02/25/2033 177,761
0.2
CNY
2,420,000  China Government
Bond INBK,
3.120
%,
10/25/2052 403,164
0.5
CNY
4,570,000  China Government
Bond INBK,
4.080
%,
10/22/2048 860,895
1.0
2,137,779
2.6
Colombia : 0.7%
COP
2,551,900,000  Colombian TES B,
7.750
%,
09/18/2030 573,266
0.7
Czechia : 0.5%
CZK
9,220,000  Czech Republic
Government Bond
105,
2.750
%,
07/23/2029 437,945
0.5
Indonesia : 0.7%
IDR
8,833,000,000  Indonesia Treasury
Bond FR79,
8.375
%,
04/15/2039 611,575
0.7
Malaysia : 0.8%
MYR
2,442,000  Malaysia Government
Bond 0419,
3.828
%,
07/05/2034 632,671
0.8

PORTFOLIO OF INVESTMENTS
as of January 31, 2026 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
Mexico : 0.5%
200,000
(1)
Eagle Funding
Luxco Sarl,
5.500
%,
08/17/2030 $ 203,200
0.2
200,000  Mexico Government
International Bond,
6.625
%,
01/29/2038 208,050
0.3
411,250
0.5
Peru : 2.6%
PEN
3,321,000  Peru Government
Bond,
5.350
%,
08/12/2040 883,183
1.1
PEN
4,000,000  Peru Government
Bond,
6.350
%,
08/12/2028 1,253,008
1.5
2,136,191
2.6
Poland : 0.6%
PLN
1,525,000  Republic of Poland
Government Bond
0728,
7.500
%,
07/25/2028 467,844
0.6
Russian Federation : —%
RUB
47,938,000
(5)
Russian Federal Bond
- OFZ 6224,
6.900
%,
05/23/2029 —
—
South Africa : 0.2%
200,000
(1)
Republic of South
Africa Government
International Bond,
7.100
%,
11/19/2036 212,645
0.2
Thailand : 2.0%
THB
41,793,000  Thailand Government
Bond,
2.875
%,
12/17/2028 1,388,208
1.7
THB
8,250,000  Thailand Government
Bond,
3.350
%,
06/17/2033 291,658
0.3
1,679,866
2.0
Ukraine : 0.2%
243,989
(1)(6)
Ukraine Government
International Bond,
4.500
% (Step
Rate @ 6.000%
on 01/02/2027),
02/01/2035 151,273
0.2
Total Sovereign Bonds
(Cost $10,993,924)
10,725,109
12.9
COMMERCIAL MORTGAGE-BACKED SECURITIES : 10.4%
Cayman Islands : 0.5%
425,000
(1)(2)
BXMT Ltd. 2026-FL6
AS, 5.450%, (TSFR1M
+ 1.750%),
08/19/2043 425,399
0.5
Principal
Amount† RA Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
United States : 9.9%
500,000
(2)
BANK 2017-BNK4 C,
4.372%,
05/15/2050 $ 446,643
0.5
5,572,522
(2)(4)
BANK 2017-
BNK5 XA, 0.938%,
06/15/2060 53,277
0.1
859,372
(2)(4)
BANK 2019-
BN16 XA, 0.929%,
02/15/2052 17,725
0.0
500,000
(1)(2)
BAY Mortgage Trust
2025-LIVN A, 5.480%,
(TSFR1M + 1.800%),
05/15/2035 501,000
0.6
8,628,588
(2)(4)
BBCMS Mortgage
Trust 2022-C17 XA,
1.149%,
09/15/2055 537,639
0.7
280,000
(1)
Benchmark Mortgage
Trust 2019-B9 D,
3.000%,
03/15/2052 190,096
0.2
1,276,433
(2)(4)
Benchmark Mortgage
Trust 2019-B9 XA,
0.998%,
03/15/2052 29,517
0.0
9,795,340
(2)(4)
Benchmark Mortgage
Trust 2020-B21 XA,
1.414%,
12/17/2053 514,674
0.6
2,397,504
(2)(4)
CD Mortgage Trust
2016-CD1 XA,
1.330%,
08/10/2049 4,147
0.0
8,581,000
(2)(4)
Citigroup Commercial
Mortgage Trust 2016-
C2 XB, 0.732%,
08/10/2049 31,066
0.0
8,079,390
(1)(2)(4)
Commercial Mortgage
Pass Through
Certificates 2012-
LTRT XA, 0.783%,
10/05/2030 230
0.0
500,000
(2)
CSAIL Commercial
Mortgage Trust
2018-C14 B, 4.876%,
11/15/2051 477,082
0.6
750,000
(1)
ELM Trust 2024-
ELM C15, 6.396%,
06/10/2039 754,926
0.9
500,000
(1)(2)
Fontainebleau Miami
Beach Mortgage
Trust 2024-FBLU D,
6.280%, (TSFR1M +
2.600%),
12/15/2039 504,461
0.6
6,925,275
(2)(4)
Freddie Mac
Multifamily Structured
Pass Through
Certificates K122 X1,
0.867%,
11/25/2030 235,739
0.3
23,794,733
(2)(4)
Freddie Mac
Multifamily Structured
Pass Through
Certificates K151 X1,
0.344%,
04/25/2030 300,065
0.4

PORTFOLIO OF INVESTMENTS
as of January 31, 2026 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
United States: (continued)
3,506,998
(2)(4)
Freddie Mac
Multifamily Structured
Pass Through
Certificates K-1517
X1, 1.322%,
07/25/2035 $ 312,893
0.4
5,417,732
(2)(4)
Freddie Mac
Multifamily Structured
Pass Through
Certificates K-1518
X1, 0.857%,
10/25/2035 313,604
0.4
25,021
(1)(7)
GAM RE-REMIC Trust
2022-FRR3 DK47,
0.000%,
05/27/2048 24,353
0.0
500,000
(1)(2)
GSAT Trust 2025-
BMF B, 5.630%,
(TSFR1M + 1.950%),
07/15/2040 501,713
0.6
300,000
(1)(2)
GSMS Trustair 2024-
FAIR A, 6.072%,
07/15/2029 309,865
0.4
500,000
(1)(2)
INTOWN Mortgage
Trust 2025-STAY D,
6.530%, (TSFR1M +
2.850%),
03/15/2042 504,001
0.6
3,380,261
(1)(2)(4)
LSTAR Commercial
Mortgage Trust
2017-5 X, 0.875%,
03/10/2050 13,296
0.0
400,000
(1)(2)
MF1 LLC 2026-FL21
A, 5.030%, (TSFR1M
+ 1.350%),
02/18/2041 400,750
0.5
275,000
(1)(2)
STWD LLC 2025-FL4
AS, 5.375%, (TSFR1M
+ 1.700%),
11/19/2042 275,601
0.3
500,000
(1)(2)
WCORE Commercial
Mortgage Trust 2024-
CORE C, 5.921%,
(TSFR1M + 2.241%),
11/15/2041 503,688
0.6
500,000
(1)(2)
Wells Fargo
Commercial Mortgage
Trust 2025-VTT C,
6.029%,
03/15/2038 504,831
0.6
8,262,882
9.9
Total Commercial
Mortgage-Backed
Securities
(Cost $8,729,473)
8,688,281
10.4
ASSET-BACKED SECURITIES : 8.8%
Cayman Islands : 8.6%
750,000
(1)(2)
Barings CLO Ltd.
2019-4A CR, 5.872%,
(TSFR3M + 2.200%),
07/15/2037 752,518
0.9
Principal
Amount† RA Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Cayman Islands: (continued)
500,000
(1)(2)
BlueMountain CLO
Ltd. 2013-2A CR,
5.881%, (TSFR3M +
2.212%),
10/22/2030 $ 502,100
0.6
550,000
(1)(2)
CBAM Ltd. 2017-
1A AR2, 5.058%,
(TSFR3M + 1.390%),
01/20/2038 553,227
0.7
400,000
(1)(2)
CBAM Ltd. 2017-
1A CR2, 5.768%,
(TSFR3M + 2.100%),
01/20/2038 401,624
0.5
1,000,000
(1)(2)
Dryden 49 Senior
Loan Fund 2017-
49A CR, 5.979%,
(TSFR3M + 2.312%),
07/18/2030 1,004,288
1.2
250,000
(1)(2)
Elevation Clo Ltd.
2021-13A A1R,
4.732%, (TSFR3M +
1.060%),
07/15/2034 250,120
0.3
1,000,000
(1)(2)
Elevation Clo Ltd.
2021-13A C1R,
5.672%, (TSFR3M +
2.000%),
07/15/2034 1,000,768
1.2
500,000
(1)(2)
Madison Park Funding
XXXI Ltd. 2018-
31A CR, 5.921%,
(TSFR3M + 2.250%),
07/23/2037 501,591
0.6
450,000
(1)(2)
Mountain View CLO
XVIII Ltd. 2024-1A C,
5.871%, (TSFR3M +
2.200%),
10/16/2037 451,435
0.5
300,000
(1)(2)
Oaktree CLO Ltd.
2022-3A CR, 5.772%,
(TSFR3M + 2.100%),
10/15/2037 300,979
0.3
250,000
(1)(2)
Rad CLO 10 Ltd.
2021-10A C, 5.683%,
(TSFR3M + 2.012%),
04/23/2034 250,601
0.3
650,000
(1)(2)
Shackleton CLO
Ltd. 2019-15A CR,
6.084%, (TSFR3M +
2.412%),
01/15/2032 651,119
0.8
600,000
(1)(2)
Venture XXVII CLO
Ltd. 2017-27A CR,
6.229%, (TSFR3M +
2.562%),
07/20/2030 603,550
0.7
7,223,920
8.6

PORTFOLIO OF INVESTMENTS
as of January 31, 2026 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
United States : 0.2%
314,327
(2)
Citigroup Mortgage
Loan Trust 2006-
WF1 A2E, 6.582%,
03/25/2036 $ 145,473
0.2
Total Asset-Backed
Securities
(Cost $7,448,426)
7,369,393
8.8
U.S. TREASURY OBLIGATIONS : 6.1%
United States Treasury Bonds : 0.9%
127,900
4.625
%,
11/15/2045 124,413
0.2
14,600
4.750
%,
02/15/2045 14,468
0.0
620,500
4.750
%,
08/15/2055 607,023
0.7
745,904
0.9
United States Treasury Notes : 5.2%
5,000
3.375
%,
12/31/2027 4,986
0.0
1,659,200
3.500
%,
01/31/2028 1,658,131
2.0
651,600
3.500
%,
01/15/2029 649,742
0.8
291,100
3.750
%,
05/15/2028 292,334
0.3
726,400
3.750
%,
01/31/2031 724,612
0.9
6,000
3.875
%,
08/15/2034 5,876
0.0
11,000
4.000
%,
03/31/2030 11,111
0.0
42,200
4.000
%,
04/30/2032 42,299
0.0
671,000
4.000
%,
01/31/2033 669,899
0.8
310,600
4.000
%,
11/15/2035 304,267
0.4
4,363,257
5.2
Total U.S. Treasury
Obligations
(Cost $5,122,399)
5,109,161
6.1
U.S. GOVERNMENT AGENCY OBLIGATIONS : 3.0%
Federal Home Loan Mortgage Corporation : 0.5%
(8)
347,802
(8)
3.500
%,
01/01/2048 327,321
0.4
35,780
(8)
4.000
%,
09/01/2045 34,505
0.0
36,820
(8)
4.000
%,
09/01/2045 35,805
0.0
55,304
(8)
4.000
%,
05/01/2046 53,925
0.1
451,556
0.5
Government National Mortgage Association : 0.3%
162,471
2.500
%,
08/20/2052 141,532
0.2
59,484
4.500
%,
08/20/2041 59,691
0.1
7,780
5.500
%,
03/20/2039 8,145
0.0
209,368
0.3
Tennessee Valley Authority : 0.1%
36,000
5.250
%,
02/01/2055 35,754
0.1
Uniform Mortgage-Backed Securities : 2.1%
13,318
2.500
%,
06/01/2030 12,982
0.0
17,903
2.500
%,
06/01/2030 17,442
0.0
7,648
2.500
%,
07/01/2030 7,451
0.0
61,208
3.500
%,
06/01/2034 60,161
0.1
718,614
3.500
%,
03/01/2043 685,519
0.8
37,168
4.000
%,
05/01/2045 36,228
0.0
641,078
4.000
%,
04/01/2049 622,927
0.8
62,830
4.500
%,
12/01/2040 63,120
0.1
106,820
4.500
%,
12/01/2040 107,334
0.1
Principal
Amount† RA Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities: (continued)
148,596
5.000
%,
05/01/2042 $ 152,411
0.2
1,765,575
2.1
Total U.S. Government
Agency Obligations
(Cost $2,662,694)
2,462,253
3.0
PURCHASED OPTIONS
(9)
: 0.1%
Total Purchased
Options
(Cost $121,597)
110,396
0.1
Total Long-Term
Investments
(Cost $72,931,601)
69,158,217
82.8
SHORT-TERM INVESTMENTS : 10.7%
Repurchase Agreements : 0.6%
434,000
(10)
Citadel Securities
LLC, Repurchase
Agreement dated
01/30/2026, 3.710%,
due 02/02/2026
(Repurchase
Amount $434,132,
collateralized
by various U.S.
Government
Securities, 0.000%-
4.500%, Market
Value plus accrued
interest $442,817, due
02/15/26-11/15/55)
434,000
0.5
28,416
(10)
HSBC Securities
(USA) Inc.,
Repurchase
Agreement dated
01/30/2026, 3.670%,
due 02/02/2026
(Repurchase Amount
$28,425, collateralized
by various U.S.
Government
Securities, 3.875%-
4.500%, Market
Value plus accrued
interest $28,984, due
12/31/31-05/15/43)
28,416
0.1
Total Repurchase
Agreements
(Cost $462,416)
462,416
0.6
Commercial Paper : 8.0%
840,000  American Electric
Power Co., Inc.,
4.600
%,
02/05/2026 839,471
1.0
840,000  American Honda
Finance Corp.,
4.050
%,
04/10/2026 833,625
1.0
840,000  Concord Minutemen
Capital Co. LLC,
4.170
%,
02/09/2026 839,138
1.0

PORTFOLIO OF INVESTMENTS
as of January 31, 2026 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Commercial Paper (continued)
840,000  Dominion Energy, Inc.,
4.190
%,
02/11/2026 $ 838,942
1.0
840,000  General Mills, Inc.,
4.960
%,
02/03/2026 839,657
1.0
840,000  Parker-Hannifin Corp.,
3.980
%,
03/27/2026 834,990
1.0
840,000  PPG Industries, Inc.,
4.100
%,
02/19/2026 838,211
1.0
840,000  Sherwin-Williams Co.,
4.060
%,
02/17/2026 838,413
1.0
Total Commercial
Paper
(Cost $6,704,071)
6,702,447
8.0
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 2.1%
1,751,000
(11)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 3.610%
(Cost $1,751,000) $ 1,751,000 2.1
Total Short-Term
Investments
(Cost $8,917,487)
8,915,863
10.7
Total Investments in
Securities
(Cost $81,849,088) $ 78,074,080 93.5
Assets in Excess of
Other Liabilities 5,390,926 6.5
Net Assets $ 83,465,006 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
Variable rate security. Rate shown is the rate in effect as of
January 31, 2026.
(3)
Security, or a portion of the security, is on loan.
(4)
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans.
Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(5)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(6)
Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of January 31,
2026.
(7)
Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(8)
The Federal Housing Finance Agency (“FHFA”) placed the Federal
Home Loan Mortgage Corporation and Federal National Mortgage
Association into conservatorship with FHFA as the conservator.
As such, the FHFA oversees the continuing affairs of these
companies.
(9)
The tables within the Portfolio of Investments detail open
purchased options which are non-income producing securities.
(10)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(11)
Rate shown is the 7-day yield as of January 31, 2026.
Currency Abbreviations:
AUD Australian Dollar
BRL Brazilian Real
CNY China Yuan
COP Colombian Peso
CZK Czech Koruna
IDR Indonesian Rupiah
MYR Malaysian Ringgit
PEN Peruvian Nuevo Sol
PLN Polish Zloty
RUB Russian Ruble
THB Thai Baht
Reference Rate Abbreviations:
SOFR30A 30-day Secured Overnight Financing Rate
TSFR1M 1-month CME Term Secured Overnight Financing Rate
TSFR3M 3-month CME Term Secured Overnight Financing Rate

PORTFOLIO OF INVESTMENTS
as of January 31, 2026 (Unaudited) (continued)

Voya Global Bond Fund
Sector Diversiﬁcation
Percentage
of Net Assets
Collateralized Mortgage Obligations 20.2%
Sovereign Bonds 12.9
Commercial Mortgage-Backed Securities 10.4
Asset-Backed Securities 8.8
Financial 6.7
U.S. Treasury Obligations 6.1
Consumer, Non-cyclical 3.1
U.S. Government Agency Obligations 3.0
Consumer, Cyclical 2.5
Industrial 1.9
Technology 1.7
Energy 1.6
Communications 1.5
Utilities 1.4
Basic Materials 0.9
Purchased Options 0.1
Short-Term Investments 10.7
Assets in Excess of Other Liabilities 6.5
Net Assets 100.0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of January 31, 2026 (Unaudited) (continued)

Voya Global Bond Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of January 31, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
January 31, 2026
Asset Table
Investments, at fair value
Corporate Bonds/Notes $ — $ 17,794,361 $ — $ 17,794,361
Collateralized Mortgage Obligations — 16,899,263 — 16,899,263
Sovereign Bonds — 10,725,109 — 10,725,109
Commercial Mortgage-Backed Securities — 8,688,281 — 8,688,281
Asset-Backed Securities — 7,369,393 — 7,369,393
U.S. Treasury Obligations — 5,109,161 — 5,109,161
U.S. Government Agency Obligations — 2,462,253 — 2,462,253
Purchased Options — 110,396 — 110,396
Short-Term Investments 1,751,000 7,164,863 — 8,915,863
Total Investments, at fair value $ 1,751,000 $ 76,323,080 $ — $ 78,074,080
Other Financial Instruments+
Centrally Cleared Credit Default Swaps — 20,774 — 20,774
Centrally Cleared Interest Rate Swaps — 1,865,370 — 1,865,370
Forward Foreign Currency Contracts — 565,990 — 565,990
Forward Premium Swaptions — 112,531 — 112,531
Futures 107,764 — — 107,764
OTC volatility swaps — 2,634 — 2,634
Total Assets $ 1,858,764 $ 78,890,379 $ — $ 80,749,143
Liabilities Table
Other Financial Instruments+
Centrally Cleared Credit Default Swaps $ — $ (1,127) $ — $ (1,127)
Centrally Cleared Interest Rate Swaps — (1,355,712) — (1,355,712)
Forward Foreign Currency Contracts — (311,257) — (311,257)
Forward Premium Swaptions — (34,156) — (34,156)
Futures (135,210) — — (135,210)
OTC interest rate swaps — (40,658) — (40,658)
OTC total return swaps — (343,074) — (343,074)
OTC volatility swaps — (29,594) — (29,594)
Written Options — (112,041) — (112,041)
Total Liabilities $ (135,210) $ (2,227,619) $ — $ (2,362,829)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At January 31, 2026, the following forward foreign currency contracts were outstanding for Voya Global Bond Fund:
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
HUF 19,354,770 USD 58,580 Bank of America N.A. 03/13/26 $ 1,409
PEN 341,091 USD 101,573 Bank of America N.A. 03/13/26 (420)
USD 414,843 MXN 7,337,542 Bank of America N.A. 03/13/26 (3,602)
ZAR 6,923,001 USD 432,579 Bank of America N.A. 03/13/26 (5,188)
USD 622,541 MYR 2,529,320 Barclays Bank PLC 03/13/26 (19,881)
JPY 995,285,876 USD 6,315,655 BNP Paribas 03/13/26 135,510
USD 1,069,589 PEN 3,600,986 BNP Paribas 03/13/26 1,698
MXN 5,770,258 USD 319,217 Brown Brothers Harriman & Co. 03/13/26 9,850
RON 651,310 USD 149,017 Brown Brothers Harriman & Co. 03/13/26 2,264
DKK 1,159,186 USD 182,228 Brown Brothers Harriman & Co. 03/13/26 2,158
SGD 228,659 USD 178,505 Brown Brothers Harriman & Co. 03/13/26 1,709
USD 850,033 COP 3,253,791,835 Citibank N.A. 03/13/26 (23,747)
USD 3,383,000 BRL 18,743,511 Goldman Sachs International 02/03/26 (178,543)

PORTFOLIO OF INVESTMENTS
as of January 31, 2026 (Unaudited) (continued)

Voya Global Bond Fund
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
USD 421,412 ZAR 6,949,160 Goldman Sachs International 03/13/26 $ (7,594)
EGP 41,114,500 USD 850,000 Goldman Sachs International 03/16/26 4,137
CLP 53,240,831 USD 58,832 HSBC Bank USA N.A. 03/13/26 2,079
USD 787,845 IDR 13,209,136,144 HSBC Bank USA N.A. 03/13/26 964
KRW 1,370,941,909 USD 948,053 HSBC Bank USA N.A. 03/13/26 (1,876)
USD 1,511,891 PEN 5,099,305 JPMorgan Chase Bank N.A. 03/13/26 (335)
USD 317,714 CZK 6,570,649 JPMorgan Chase Bank N.A. 03/13/26 (2,409)
GBP 3,571,781 USD 4,798,889 Morgan Stanley Capital Services LLC 03/13/26 88,334
CAD 3,181,346 USD 2,307,889 Morgan Stanley Capital Services LLC 03/13/26 32,098
AUD 7,324 USD 5,075 Morgan Stanley Capital Services LLC 03/13/26 24
HKD 547,037 USD 70,365 Morgan Stanley Capital Services LLC 03/13/26 (252)
USD 267,386 PLN 964,621 Morgan Stanley Capital Services LLC 03/13/26 (4,086)
TRY 39,273,825 USD 850,000 Morgan Stanley Capital Services LLC 04/24/26 230
EUR 16,673,279 USD 19,572,104 Standard Chartered Bank 03/13/26 226,390
MXN 7,431,996 USD 423,783 Standard Chartered Bank 03/13/26 48
JPY 22,644 USD 148 Standard Chartered Bank 03/13/26 (1)
EUR 230,356 USD 276,608 Standard Chartered Bank 03/13/26 (3,075)
NZD 249,967 USD 146,479 State Street Bank and Trust Co. 03/13/26 4,234
NOK 793,903 USD 79,747 State Street Bank and Trust Co. 03/13/26 2,675
CNY 45,038,287 USD 6,468,425 State Street Bank and Trust Co. 03/13/26 1,887
ILS 450,330 USD 142,661 Toronto-Dominion Bank 03/13/26 2,664
USD 1,442,047 BRL 7,959,911 Toronto-Dominion Bank 03/13/26 (57,728)
USD 1,439,073 THB 45,001,249 UBS AG 03/13/26 5,299
AUD 1,121,770 USD 759,100 Wells Fargo Securities LLC 03/13/26 21,979
CHF 379,730 USD 481,126 Wells Fargo Securities LLC 03/13/26 12,056
SEK 2,857,012 USD 315,054 Wells Fargo Securities LLC 03/13/26 6,294
JPY 13,000,158 USD 85,284 Wells Fargo Securities LLC 03/13/26 (1,021)
GBP 145,508 USD 200,596 Wells Fargo Securities LLC 03/13/26 (1,499)
$ 254,733
At January 31, 2026, the following futures contracts were outstanding for Voya Global Bond Fund:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
Australia 3-Year Bond 2 03/16/26 $ 145,927 $ 8
Australia 10-Year Bond 4 03/16/26 304,032 59
Canada 10-Year Bond 25 03/20/26 2,223,038 (23,499)
Euro-Bobl 5-Year 39 03/06/26 5,390,740 (3,529)
Euro-Buxl 30-year German Government Bond 14 03/06/26 1,823,453 (33,880)
Euro-OAT 49 03/06/26 7,081,979 48,769
Euro-Schatz 40 03/06/26 5,068,810 (314)
Long Gilt 12 03/27/26 1,491,769 1,446
Long-Term Euro-BTP 27 03/06/26 3,876,071 14,718
U.S. Treasury 2-Year Note 51 03/31/26 10,633,102 1,222
U.S. Treasury 10-Year Note 60 03/20/26 6,709,688 (32,737)
U.S. Treasury Long Bond 19 03/20/26 2,187,375 (15,654)
U.S. Treasury Ultra Long Bond 21 03/20/26 2,466,188 (6,578)
$ 49,402,172 $ (49,969)
Short Contracts:
Euro-Bund (29) 03/06/26 (4,405,877) (19,019)
Japanese Government Bonds 10-Year Mini (19) 03/12/26 (1,615,540) 13,544
U.S. Treasury 5-Year Note (40) 03/31/26 (4,357,188) 12,697
U.S. Treasury Ultra 10-Year Note (13) 03/20/26 (1,484,031) 15,301
$ (11,862,636) $ 22,523

PORTFOLIO OF INVESTMENTS
as of January 31, 2026 (Unaudited) (continued)

Voya Global Bond Fund
At January 31, 2026, the following centrally cleared credit default swaps were outstanding for Voya Global Bond Fund:
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection
(1)
Reference Entity/Obligation
Buy/Sell
Protection
(Pay)/
Receive
Financing
Rate (%)
(2)
Termination
Date
Notional
Amount
(3)
Fair
Value
(4)
Unrealized
Appreciation/
(Depreciation)
CDX North American High Yield, Series 45,
Version 2 Sell 5.000 12/20/30 USD 2,574,000 $ 216,094 $ 20,133
CDX North American Investment Grade, Series
45, Version 1 Sell 1.000 12/20/30 USD 1,600,000 36,068 (237)
iTraxx Europe, Series 44, Version 1 Sell 1.000 12/20/30 EUR 1,600,000 42,512 (890)
$ 294,674 $ 19,006
(1)
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising the referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)
Payments received quarterly.
(3)
The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)
The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.
At January 31, 2026, the following centrally cleared credit default swaps were outstanding for Voya Global Bond Fund:
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection
(1)
Reference Entity/Obligation
Buy/Sell
Protection
(Pay)/
Receive
Financing
Rate (%)
(2)
Termination
Date
Notional
Amount
(3)
Fair
Value
(4)
Unrealized
Appreciation/
(Depreciation)
CDX North American Investment Grade, Series
45, Version 1 Buy (1.000) 12/20/35 USD 800,000 $ (6,901) $ 17
iTraxx Europe, Series 44, Version 1 Buy (1.000) 12/20/35 EUR 800,000 (5,838) 624
$ (12,739) $ 641
(1)
If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)
Payments made quarterly.
(3)
The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)
The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.
At January 31, 2026, the following centrally cleared interest rate swaps were outstanding for Voya Global Bond Fund:
Pay/Receive
Floating Rate Floating Rate Index
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount
Fair
Value
Unrealized
Appreciation/
(Depreciation)
Pay 1-day Sterling Overnight Index Average (SONIA) Annual 1.649 % Annual 04/15/52 GBP 900,000 $ (556,181) $ (556,181)
Pay 1-day Sterling Overnight Index Average (SONIA) Annual 3.904 Semi-Annual 10/18/27 GBP 800,000 7,297 7,297
Pay 1-day Sterling Overnight Index Average (SONIA) Annual 3.592 Annual 05/08/28 GBP 700,000 569 569
Pay 1-day Sterling Overnight Index Average (SONIA) Annual 3.000 Annual 09/13/52 GBP 200,000 (67,543) (67,543)
Pay 3-month KRW-CD-KSDA-Bloomberg Quarterly 2.935 Quarterly 07/31/34 KRW 3,586,082,000 (101,968) (101,968)
Pay 1-day Secured Overnight Financing Rate Annual 3.321 Annual 01/12/28 USD 10,000,000 (9,038) (9,038)

PORTFOLIO OF INVESTMENTS
as of January 31, 2026 (Unaudited) (continued)

Voya Global Bond Fund
Pay/Receive
Floating Rate Floating Rate Index
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount
Fair
Value
Unrealized
Appreciation/
(Depreciation)
Pay 1-day Secured Overnight Financing Rate Annual 3.534 % Annual 01/12/32 USD 5,000,000 $ (15,932) $ (15,932)
Pay 1-day Secured Overnight Financing Rate Monthly 3.040 Monthly 05/08/31 USD 2,500,000 (54,511) (53,820)
Pay 1-day Secured Overnight Financing Rate Monthly 3.098 Monthly 08/09/32 USD 1,600,000 (45,037) (50,760)
Pay 1-day Secured Overnight Financing Rate Monthly 3.150 Monthly 10/28/47 USD 1,465,000 (211,561) (211,500)
Pay 1-day Secured Overnight Financing Rate Monthly 3.058 Monthly 08/08/29 USD 1,200,000 (12,562) (12,580)
Receive 1-day Sterling Overnight Index Average (SONIA) Annual 2.999 Annual 09/13/52 GBP 500,000 168,858 168,858
Receive 1-day Sterling Overnight Index Average (SONIA) Annual 3.674 Annual 09/30/52 GBP 200,000 39,029 39,029
Receive 1-day Overnight Tokyo Average Rate Annual 1.970 Annual 05/12/55 JPY 175,000,000 223,205 223,205
Receive 1-day Overnight Tokyo Average Rate Annual 1.440 Annual 06/20/44 JPY 90,000,000 100,545 100,545
Receive 1-day Overnight Tokyo Average Rate Annual 1.678 Annual 10/21/54 JPY 80,000,000 130,230 130,230
Receive 1-day Overnight Tokyo Average Rate Annual 1.487 Annual 08/10/54 JPY 75,000,000 139,741 139,741
Receive 1-day Overnight Tokyo Average Rate Annual 1.978 Annual 04/01/55 JPY 20,000,000 25,209 25,209
Receive 1-day Secured Overnight Financing Rate Annual 1.551 Annual 01/24/29 USD 12,000,000 625,389 625,389
Receive 1-day Secured Overnight Financing Rate Annual 3.956 Annual 02/01/27 USD 10,000,000 (47,300) (47,300)
Receive 1-day Secured Overnight Financing Rate Annual 3.510 Annual 01/24/29 USD 7,989,000 (4,863) (4,863)
Receive 1-day Secured Overnight Financing Rate Annual 4.006 Annual 06/26/29 USD 7,000,000 (131,429) (131,429)
Receive 1-day Secured Overnight Financing Rate Annual 3.464 Annual 09/27/32 USD 7,000,000 75,564 75,564
Receive 1-day Secured Overnight Financing Rate Annual 2.188 Annual 03/24/27 USD 5,000,000 70,435 70,435
Receive 1-day Secured Overnight Financing Rate Annual 2.962 Annual 06/14/27 USD 5,000,000 30,255 30,255
Receive 1-day Secured Overnight Financing Rate Monthly 3.121 Monthly 02/08/28 USD 5,000,000 19,197 20,623
Receive 1-day Secured Overnight Financing Rate Annual 3.605 Annual 01/08/31 USD 5,000,000 (18,996) (18,996)
Receive 1-day Secured Overnight Financing Rate Annual 3.679 Annual 01/08/34 USD 5,000,000 17,613 17,613
Receive 1-day Secured Overnight Financing Rate Monthly 3.562 Monthly 11/03/26 USD 4,000,000 (1,966) (1,991)
Receive 1-day Secured Overnight Financing Rate Annual 3.750 Annual 05/21/30 USD 4,000,000 (43,233) (43,233)
Receive 1-day Secured Overnight Financing Rate Annual 3.860 Annual 06/26/34 USD 4,000,000 (28,578) (28,578)
Receive 1-day Secured Overnight Financing Rate Annual 1.847 Annual 02/17/32 USD 2,000,000 190,597 190,597
Receive 1-day Secured Overnight Financing Rate Annual 4.130 Annual 02/02/38 USD 476,000 — —
Receive 1-day Secured Overnight Financing Rate Annual 4.100 Annual 01/30/38 USD 476,000 211 211
$ 513,246 $ 509,658
At January 31, 2026, the following OTC interest rate swaps were outstanding for Voya Global Bond Fund:
Pay/Receive
Floating Rate Floating Rate Index
Floating
Rate Index
Payment
Frequency Counterparty
Fixed
Rate
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount
Fair
Value
Upfront
Payments
Paid/
(Received)
Unrealized
Appreciation/
(Depreciation)
Pay
7-day China Fixing
Repo Rates Quarterly BNP Paribas 1.440% Quarterly 04/24/30 CNY 41,023,000 $ (40,658) $ — $ (40,658)
$ (40,658) $ — $ (40,658)
At January 31, 2026, the following OTC total return swaps were outstanding for Voya Global Bond Fund:
Pay/Receive
Total
Return
(1)
Reference Entity
Reference
Entity
Payment
Frequency
(Pay)/
Receive
Financing
Rate
Floating
Rate
Payment
Frequency Counterparty
Termination
Date
Notional
Amount
Fair
Value
Upfront
Payments
Paid/
(Received)
Unrealized
Appreciation/
(Depreciation)
Receive
Japanese
Government
20-Year Treasury
Bond
At
Termination
Date
(1-day
Tokyo
Overnight
Average
Rate)
At
Termination
Date
Nomura Global
Financial
Products Inc. 03/05/26 JPY 320,000,000 $ (78,068) $ — $ (78,068)
Receive
Japanese
Government
5-Year Treasury
Bond
At
Termination
Date
(1-day
Tokyo
Overnight
Average
Rate)
At
Termination
Date
Nomura Global
Financial
Products Inc. 03/05/26 JPY 500,000,000 (20,636) — (20,636)
Receive
Japanese
Government
20-Year Treasury
Bond
At
Termination
Date
(1-day
Tokyo
Overnight
Average
Rate)
At
Termination
Date
Nomura Global
Financial
Products Inc. 03/12/26 JPY 1,000,000,000 (244,370) — (244,370)
$ (343,074) $ — $ (343,074)

PORTFOLIO OF INVESTMENTS
as of January 31, 2026 (Unaudited) (continued)

Voya Global Bond Fund
(1)
The Fund will pay or receive the total return of the reference entity depending on whether the return is positive or negative. Where the Fund has elected to receive the total return of the reference entity if positive, it will be responsible for paying the floating rate and the total return of the reference entity, if negative. If the Fund has elected to pay the total return of the reference entity if positive, it will receive the floating rate and the total return of the reference entity, if negative.
At January 31, 2026, the following OTC volatility swaps were outstanding for Voya Global Bond Fund:
Pay/
Receive
Volatility
(1)
Reference Entity
Volatility
Strike
Rate Counterparty
Maturity
Date Notional Amount Fair Value
Unrealized
Appreciation
(Depreciation)
Pay
USD vs. ZAR Spot Exchange
Rate 9.800% Bank of America N.A. 04/09/26 USD 8,000 $ (11,536) $ (11,536)
Pay
USD vs. ZAR Spot Exchange
Rate 10.350% Bank of America N.A. 04/23/26 USD 4,000 (5,104) (5,104)
Pay
USD vs. MXN Spot Exchange
Rate 12.000% Bank of America N.A. 06/16/26 USD 3,033,330 2,634 2,634
Pay
USD vs. ZAR Spot Exchange
Rate 9.350% BNP Paribas 02/05/26 USD 4,000 (4,920) (4,920)
Pay
USD vs. ZAR Spot Exchange
Rate 9.400% BNP Paribas 02/10/26 USD 4,000 (5,383) (5,383)
Pay
USD vs. ZAR Spot Exchange
Rate 10.300% BNP Paribas 04/23/26 USD 2,000 (2,651) (2,651)
$ (26,960) $ (26,960)
At January 31, 2026, the following OTC written credit default swaptions were outstanding for Voya Global Bond Fund:
Description Counterparty Reference Entity
Exercise
Rate
(Pay)/
Receive
Fixed
Rate
Payment
Frequency
Expiration
Date
Notional
Amount
Premiums
Received
Fair
Value
Put on 5-Year
Credit Default
Swap
JPMorgan Chase
Bank N.A.
CDX North American
High Yield, Series 45,
Version 2 105.00% 5.000 % Quarterly 03/18/26 USD 1,200,000 $ 9,000 $ (3,098)
$ 9,000 $ (3,098)
At January 31, 2026, the following OTC purchased foreign currency options were outstanding for Voya Global Bond Fund:
Description Counterparty
Expiration
Date
Exercise
Price Notional Amount Cost Fair Value
Call BRL vs. Put USD Goldman Sachs International 07/03/26 5.674 USD 1,157,000 $ 46,008 $ 71,665
Call KRW vs. Put USD Morgan Stanley Capital Services LLC 04/24/26 1,380.000 USD 858,000 4,306 2,930
Call MXN vs. Put EUR Morgan Stanley Capital Services LLC 07/09/26 20.000 EUR 55,000 5,396 10,021
Call USD vs. Put BRL Goldman Sachs International 07/03/26 5.674 USD 1,157,000 46,008 21,686
Call USD vs. Put KRW Morgan Stanley Capital Services LLC 04/24/26 1,500.000 USD 858,000 4,003 3,988
$ 105,721 $ 110,290
At January 31, 2026, the following OTC written foreign currency options were outstanding for Voya Global Bond Fund:
Description Counterparty
Expiration
Date
Exercise
Price Notional Amount
Premiums
Received Fair Value
Call BRL vs. Put USD Bank of America N.A. 07/03/26 5.674 USD 1,157,000 $ 49,432 $ (71,665)
Call EUR vs. Put ZAR Goldman Sachs International 01/08/27 21.500 EUR 28,000 8,402 (7,211)
Call KRW vs. Put USD Morgan Stanley Capital Services LLC 04/24/26 1,340.000 USD 858,000 1,476 (942)
Call USD vs. Put BRL Bank of America N.A. 07/03/26 5.674 USD 1,157,000 49,432 (21,686)
Call USD vs. Put KRW Morgan Stanley Capital Services LLC 04/24/26 1,475.000 USD 858,000 7,079 (7,353)
$ 115,821 $ (108,857)
At January 31, 2026, the following OTC purchased interest rate swaptions were outstanding for Voya Global Bond Fund:
Description Counterparty
Pay/
Receive
Exercise
Rate
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount Cost Fair Value
Call on 5-Year Interest
Rate Swap
(1)
Morgan Stanley
Capital Services
LLC Receive 2.500% 6-month EUR-EURIBOR 05/20/26 EUR 2,843,000 $ 15,876 $ 106
$ 15,876 $ 106

PORTFOLIO OF INVESTMENTS
as of January 31, 2026 (Unaudited) (continued)

Voya Global Bond Fund
At January 31, 2026, the following OTC written interest rate swaptions were outstanding for Voya Global Bond Fund:
Description Counterparty
Pay/Receive
Exercise
Rate
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premiums
Received Fair Value
Call on 10-Year Interest
Rate Swap
(2)
Morgan Stanley
Capital Services LLC Pay 2.300% 6-month EUR-EURIBOR 05/20/26 EUR 1,422,000 $ 11,711 $ (86)
$ 11,711 $ (86)
At January 31, 2026, the following OTC purchased forward premium swaptions were outstanding for Voya Global Bond Fund:
Description Counterparty
Exercise
Rate
(3)
Pay/
Receive
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premium
receivable/
(payable)
at expiration
(4)
Unrealized
Appreciation/
(Depreciation)
Call on 30-Year
Interest Rate Swap Barclays Bank PLC 17.500% Receive
1-day Secured Overnight
Financing Rate 06/14/27 USD 3,136,000 $ (548,800) $ 10,805
Put on 30-Year
Interest Rate Swap Barclays Bank PLC 18.000% Pay
1-day Secured Overnight
Financing Rate 05/25/27 USD 7,382,300 (1,328,814) (6,361)
Put on 30-Year
Interest Rate Swap
JPMorgan Chase
Bank N.A. 4.650% Pay
1-day Secured Overnight
Financing Rate 08/30/27 USD 1,489,600 (69,475) (14,744)
$ (1,947,089) $ (10,300)
At January 31, 2026, the following OTC written forward premium swaptions were outstanding for Voya Global Bond Fund:
Description Counterparty
Exercise
Rate
(3)
Pay/
Receive
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premium
receivable/
(payable)
at expiration
(4)
Unrealized
Appreciation/
(Depreciation)
Call on 10-Year
Interest Rate Swap
Toronto-Dominion
Bank 3.943% Pay
1-day Secured Overnight
Financing Rate 07/21/26 USD 477,500 $ 7,974 $ (578)
Call on 1-Year Interest
Rate Swap Deutsche Bank AG 3.160% Pay
1-day Secured Overnight
Financing Rate 09/23/27 USD 7,448,000 34,782 13,916
Call on 1-Year Interest
Rate Swap Deutsche Bank AG 2.500% Pay
1-day Secured Overnight
Financing Rate 09/25/26 USD 14,700,000 17,052 10,805
Call on 1-Year Interest
Rate Swap
JPMorgan Chase
Bank N.A. 3.343% Pay
1-day Secured Overnight
Financing Rate 12/16/27 USD 3,724,000 17,317 3,901
Call on 1-Year Interest
Rate Swap
JPMorgan Chase
Bank N.A. 3.161% Pay
1-day Secured Overnight
Financing Rate 11/22/27 USD 7,448,000 35,006 13,656
Call on 1-Year Interest
Rate Swap
JPMorgan Chase
Bank N.A. 3.170% Pay
1-day Secured Overnight
Financing Rate 08/23/27 USD 3,724,000 18,853 8,317
Call on 1-Year Interest
Rate Swap
JPMorgan Chase
Bank N.A. 3.250% Pay
1-day Secured Overnight
Financing Rate 08/12/27 USD 3,724,000 18,620 6,991
Call on 1-Year Interest
Rate Swap
JPMorgan Chase
Bank N.A. 3.254% Pay
1-day Secured Overnight
Financing Rate 06/30/27 USD 3,724,000 14,244 491
Call on 1-Year Interest
Rate Swap
JPMorgan Chase
Bank N.A. 3.108% Pay
1-day Secured Overnight
Financing Rate 11/19/26 USD 3,724,000 12,382 5,587
Call on 1-Year Interest
Rate Swap
Nomura Global
Financial Products
Inc. 3.123% Pay
1-day Secured Overnight
Financing Rate 10/25/27 USD 7,448,000 34,726 (3,986)
Call on 30-Year
Interest Rate Swap Deutsche Bank AG 3.000% Pay
1-day Secured Overnight
Financing Rate 01/07/30 USD 955,000 21,965 1,325
Call on 30-Year
Interest Rate Swap
Nomura Global
Financial Products
Inc. 3.000% Pay
1-day Secured Overnight
Financing Rate 01/07/30 USD 478,000 10,994 663
Call on 30-Year
Interest Rate Swap
Toronto-Dominion
Bank 4.252% Pay
1-day Secured Overnight
Financing Rate 01/29/27 USD 715,000 33,605 (1,846)
Call on 30-Year
Interest Rate Swap UBS AG 4.253% Pay
1-day Secured Overnight
Financing Rate 01/29/27 USD 715,000 33,212 (2,320)
Put on 10-Year
Interest Rate Swap
Toronto-Dominion
Bank 3.943% Receive
1-day Secured Overnight
Financing Rate 07/21/26 USD 477,500 7,974 1,384
Put on 1-Year Interest
Rate Swap Deutsche Bank AG 3.160% Receive
1-day Secured Overnight
Financing Rate 09/23/27 USD 7,448,000 34,782 (886)
Put on 1-Year Interest
Rate Swap
JPMorgan Chase
Bank N.A. 3.343% Receive
1-day Secured Overnight
Financing Rate 12/16/27 USD 3,724,000 17,317 1,141
Put on 1-Year Interest
Rate Swap
JPMorgan Chase
Bank N.A. 3.161% Receive
1-day Secured Overnight
Financing Rate 11/22/27 USD 7,448,000 35,006 (3,363)
Put on 1-Year Interest
Rate Swap
JPMorgan Chase
Bank N.A. 3.600% Receive
1-day Secured Overnight
Financing Rate 08/30/27 USD 26,812,800 76,417 9,255
Put on 1-Year Interest
Rate Swap
JPMorgan Chase
Bank N.A. 3.170% Receive
1-day Secured Overnight
Financing Rate 08/23/27 USD 3,724,000 18,853 1,916

PORTFOLIO OF INVESTMENTS
as of January 31, 2026 (Unaudited) (continued)

Voya Global Bond Fund
Description Counterparty
Exercise
Rate
(3)
Pay/
Receive
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premium
receivable/
(payable)
at expiration
(4)
Unrealized
Appreciation/
(Depreciation)
Put on 1-Year Interest
Rate Swap
JPMorgan Chase
Bank N.A. 3.250% Receive
1-day Secured Overnight
Financing Rate 08/12/27 USD 3,724,000 $ 18,620 $ 3,547
Put on 1-Year Interest
Rate Swap
JPMorgan Chase
Bank N.A. 3.254% Receive
1-day Secured Overnight
Financing Rate 06/30/27 USD 3,724,000 14,244 2,971
Put on 1-Year Interest
Rate Swap
JPMorgan Chase
Bank N.A. 3.108% Receive
1-day Secured Overnight
Financing Rate 11/19/26 USD 3,724,000 12,382 1,038
Put on 1-Year Interest
Rate Swap
Nomura Global
Financial Products
Inc. 3.123% Receive
1-day Secured Overnight
Financing Rate 10/25/27 USD 7,448,000 34,726 14,600
Put on 30-Year
Interest Rate Swap
Toronto-Dominion
Bank 4.252% Receive
1-day Secured Overnight
Financing Rate 01/29/27 USD 715,000 33,605 222
Put on 30-Year
Interest Rate Swap UBS AG 4.253% Receive
1-day Secured Overnight
Financing Rate 01/29/27 USD 715,000 33,212 (72)
$ 647,870 $ 88,675
(1)
Fund pays the exercise rate semi-annually and receives the floating rate index quarterly.
(2)
Fund receives the exercise rate semi-annually and pays the floating rate index quarterly.
(3)
Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.
(4)
Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective forward premium swaption contract.
Currency Abbreviations:
AUD
—
Australian Dollar
BRL
—
Brazilian Real
CAD
—
Canadian Dollar
CHF
—
Swiss Franc
CLP
—
Chilean Peso
CNY
—
Chinese Yuan
COP
—
Colombian Peso
CZK
—
Czech Koruna
DKK
—
Danish Krone
EGP
—
Egyptian Pound
EUR
—
EU Euro
GBP
—
British Pound
HKD
—
Hong Kong Sar Dollar
HUF
—
Hungarian Forint
IDR
—
Indonesian Rupiah
ILS
—
Israeli New Shekel
JPY
—
Japanese Yen
KRW
—
South Korean Won
MXN
—
Mexican Peso
MYR
—
Malaysian Ringgit
NOK
—
Norwegian Krone
NZD
—
New Zealand Dollar
PEN
—
Peruvian Nuevo Sol
PLN
—
Polish Zloty
RON
—
Romanian New Leu
SEK
—
Swedish Krona
SGD
—
Singapore Dollar
THB
—
Thai Baht
TRY
—
Turkish Lira
USD
—
United States Dollar
ZAR
—
South African Rand
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 1,916,233
Gross Unrealized Depreciation (5,691,241)
Net Unrealized Depreciation $ (3,775,008)